                                            -----------------------------------
                                                      OMB APPROVAL

                                            OMB Number: 3235-0570
                                            Expires: September 30, 2007
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                                            hours per response. . . . . . .19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09025
                                   ------------------------------------------

                               New Covenant Funds
 -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        200 East Twelfth Street, Jeffersonville, IN             47130
 -----------------------------------------------------------------------------
          (Address of principal executive offices)            (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    614-470-8000
                                                     -----------------
Date of fiscal year end:  June 30, 2005
                         ---------------------
Date of reporting period:   December 31, 2004
                           ---------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                          SEMI-ANNUAL REPORT

                                          New Covenant Growth Fund

                                          New Covenant Income Fund

                                          New Covenant Balanced Growth Fund

                                          New Covenant Balanced Income Fund

                                                               December 31, 2004

                 [NEW COVENANT FUNDS, SEMI-ANNUAL REPORT IMAGE]

                                TABLE OF CONTENTS

Shareholder Letter .......................     2

Portfolios of Investments ................     4

Statements of Assets and Liabilities......    16

Statements of Operations .................    17

Statements of Changes in Net Assets.......    18

Financial Highlights .....................    20

Notes to Financial Statements ............    24

Trustees and Officers ....................    31

TO OUR SHAREHOLDERS

                               NEW COVENANT FUNDS
                               DECEMBER 31, 2004

      Dear Shareholders:

      The six months through December 31, 2004 saw the economy shake off early uncertainty, resulting in a late stock-market surge. Bonds posted better-than expected returns during the period.

      The economy seemed shaky early in the period. Some observers feared that rising energy prices and halting employment growth would undermine consumer spending. Meanwhile, high federal budget and trade deficits led to a weaker dollar. That trend benefited export-oriented sectors of the economy, which saw their products become more competitive overseas, but also caused some economists to worry about the potential for a sizable and potentially destabilizing drop in the dollar.

      The Federal Reserve increased short-term interest rates four times during the six-month period, for a total increase of one percentage point. The Fed sought to curb inflation, which began to rise during 2004. The economy appeared to gain strength late in the period, as the rate of job growth climbed more than expected and energy prices receded.

      Stocks stagnated early on as investors tried to gauge the effects of various conflicting factors, including rising short-term rates, higher energy prices, strong corporate profits, increasing inflation, political uncertainty and conflict in the Middle East. Several positive factors occurred late in the period. The resolution of the presidential election removed political uncertainty, while the economy appeared to gain strength and energy prices declined. The market staged a powerful rally, and produced most of its 2004 gain during the fourth calendar quarter.

      Value stocks dramatically outperformed growth stocks for the period as a whole, across all market capitalizations. Small- and mid-cap stocks beat out larger shares, continuing a five-year trend of superior performance by smaller stocks. Stocks in the energy, industrials and basic materials sectors performed well. Technology stocks generally lagged the market, despite outstanding performance by certain technology shares. The weakness of the dollar helped international stocks outperform the domestic stock market.

      Yields on short-term bonds increased somewhat during this period, in line with the Fed's rate increases. Longer-term Treasuries outperformed most observers' expectations, as the yield on the 10-year Treasury bond declined slightly. Corporate bonds and mortgage-backed securities outperformed government issues, which offered relatively low yields.

      The New Covenant Funds hired new managers to run the Portfolios' growth allocations effective January 1, 2005. Santa Barbara Asset Management will assume management of the Funds' large-cap growth segment. Santa Barbara employs extensive fundamental and quantitative analysis to identify shares of firms that offer sustainable, above-average earnings growth over a long period of time. Mazama Capital Management, which will assume management of the Funds' small- and mid-cap growth allocation, uses bottom-up fundamentals-based stock analysis combined with many company visits to uncover stocks with the potential for significant long-term appreciation.

      THE NEW COVENANT GROWTH FUND

      The New Covenant Growth Fund gained 6.99% during the six-month period ended December 31, 2004. That compared to a 7.18% return for the Fund's benchmark, the Standard & Poor's 500 Index.(1)

      The Fund built a 65% position in its core style-neutral portfolio during the six-month period ending December 31, 2004, and then returned to a neutral 61% position at the end of the period. The remaining assets also were allocated neutrally as of the end of the period, with 13% allocated to each satellite style: growth, value and international.(2)

      The Fund's allocations to international and value stocks boosted performance relative to the benchmark.The core portfolio, which is managed by Wellington Capital Management, also helped returns against the benchmark. The Fund's growth allocation weighed on relative returns, however, as growth stocks lagged the market.(2)

      THE NEW COVENANT INCOME FUND

      The New Covenant Income Fund gained 3.77% during the six-month period through December 31, 2004, slightly lagging the 4.34% return of its benchmark, the Lehman Brothers Aggregate Bond Index.(3)

      The Income Fund emphasized mortgage-backed issues and high-quality corporate bonds. That strategy helped returns against the benchmark. Gradually rising interest-rate levels boosted mortgage-backed issues while corporate bonds benefited from a strengthening economy, strong corporate profits and balance sheets, and a sizable yield advantage over Treasuries. The Fund maintained a high average credit rating of between AA+ and AAA.(2)

      The Fund's duration during the period was shorter than the benchmark to protect from a potential rise in interest rates. Rates flattened during the second half of the period, so the move to a shorter duration proved to be somewhat premature, and weighed slightly on relative returns.

                                                             TO OUR SHAREHOLDERS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2004

      THE NEW COVENANT BALANCED GROWTH FUND

      The New Covenant Balanced Growth Fund gained 5.67% during the six-month period ended December 31, 2004. That compared to a 6.04% return for its benchmark, a composite that is comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Lehman Brothers Aggregate Bond Index.

      This Fund does not stray far from its neutral position of 60% of assets in stocks and 40% in bonds, because we believe diversification historically has been the best way to obtain solid investment returns while limiting volatility.The Fund began the period with approximately 61% of its assets in stocks, due to our belief that the outlook for stocks was more favorable than it was for bonds.That stake grew to 63% as stocks appreciated more rapidly than fixed-income securities. The Fund's emphasis on the stock market boosted relative returns. The Fund's allocation to growth stocks lagged the broad market, however, dragging on returns against the benchmark.(2)

      THE NEW COVENANT BALANCED INCOME FUND

      The New Covenant Balanced Income Fund gained 4.89% during the six-month period ended December 31, 2004. That compared to a 5.28% return for its benchmark, a composite index with a 35% allocation to the S&P 500 Index and a 65% allocation to the Lehman Brothers Aggregate Bond Index.

      Like the Balanced Growth Fund, this Fund does not stray far from its neutral asset allocation. The Balanced Income Fund began the period with roughly 36% of its assets in stocks, slightly higher than the benchmark. The overweight stock position grew throughout the period as stocks outperformed bonds, and ended the period at 39% of the portfolio. The Fund's overweight position in the stock market boosted returns against the benchmark. Its stake in growth stocks dragged on relative returns, as such shares lagged the overall market.(2)

                              /s/ Dennis J. Murphy
                              ---------------------
                              Dennis J. Murphy
                              Executive Vice President
                                and Chief Investment Officer
                              The New Covenant Funds Investment Department of
                                New Covenant Trust Company, N.A.(4)

      PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 877-835-4531 OR VISIT OUR WEBSITE AT WWW.NEWCOVENANTFUNDS.COM.

      (1) The Standard & Poor's Composite Index of 500 stocks is an unmanaged, capitalization weighted index that measures the performance of 500 large- capitalization stocks representing all major industries. It is not possible to invest directly in any index.

      (2)   Portfolio composition is subject to change.

      (3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of U.S. bonds, which includes reinvestment of any earnings. It is widely used to measure the overall performance of the U.S. bond market. It is not possible to invest directly in any index.

      (4)   A subsidiary of the Presbyterian Foundation.

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                         DECEMBER 31, 2004 (UNAUDITED)

                                                                       Value
Shares                                                                (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS (97.7%):

              Advertising (0.8%):

    267,500   Interpublic Group of Cos., Inc. (b) ................   $ 3,584,500
     39,500   Omnicom Group, Inc..................................     3,330,640
                                                                     -----------
                                                                       6,915,140
                                                                     -----------
              AEROSPACE (0.2%):

     45,700   Rockwell Collins, Inc...............................     1,802,408
                                                                     -----------
              AUTOMOTIVE (1.4%):

      5,500   Bayerische Motoren Werke AG ........................       247,825
      2,000   Bridgestone Corp. (L) ..............................        39,817
     19,000   DaimlerChrysler AG .................................       910,357
    111,500   Dana Corp...........................................     1,932,295
    148,000   Delphi Automotive Systems (L) ......................     1,334,960
     30,800   Genuine Parts Co....................................     1,357,048
     85,500   Honda Motor Co. Ltd.................................     2,228,130
    111,000   Mitsubishi Motors Corp. (b) (L) ....................       126,740
     86,600   Nissan Motors (L) ..................................       941,470
      4,500   Renault SA (L) .....................................       376,478
      5,700   Reynolds & Reynolds Co..............................       151,107
      5,200   Scania AB - B Shares ...............................       205,796
     37,000   Suzuki Motor Corp. (L) .............................       675,944
     20,400   Tenneco Automotive, Inc. (b) .......................       351,696
     16,100   Toyota Motor Co.....................................       655,187
     18,000   TRW Automotive Holdings Corp. (b) ..................       372,600
      4,300   Volkswagen AG ......................................       194,923
                                                                     -----------
                                                                      12,102,373
                                                                     -----------
              BANKING (7.3%):

     59,083   ABN AMRO Holdings NV ...............................     1,565,214
     21,020   Australia and New Zeland Banking Group Ltd..........       339,273
      1,300   BancFirst ..........................................       102,674
     84,000   Banco Bilbao Vizcaya (L) ...........................     1,490,010
     21,700   Banco Santander Central Hispano SA (L) .............       269,296
    268,180   Bank of America Corp................................    12,601,777
     23,900   Banque Nationale de Paris (L) ......................     1,731,507
     16,500   Barclays Plc........................................       185,635
     17,300   Bayerische Vereins Ag (b) ..........................       393,406
     28,720   Cathay Bancorp, Inc.................................     1,077,000
      7,800   Central Pacific Financial Corp. (L) ................       282,126
     99,700   Comerica, Inc.......................................     6,083,693
        500   Community Bancorp (b) ..............................        15,300
     19,248   Credit Suisse Group ................................       809,124
     65,200   Credito Italiano ...................................       374,876
      4,300   Deutsche Bank AG (L) ...............................       381,664
     33,000   DNB NOR ASA (L) ....................................       325,551
      3,300   First Citizens Bancshares, Inc., Class A ...........       489,225
      7,600   Flagstar Bancorp, Inc. (L) .........................       171,760
        200   ForeningsSparbanken AB .............................         4,981
     48,200   Golden West Financial Corp .........................     2,960,444
     13,700   Hang Seng Bank .....................................       190,359
     40,300   Hibernia Corp.......................................     1,189,253
     18,370   Holderbank Financiere Glarus .......................     1,106,627
     57,700   HSBC Holdings Plc ..................................       973,742
      3,800   Hudson United Bancorp ..............................       149,644
     58,800   Huntington Bancshares, Inc..........................     1,457,064
      3,900   Irwin Financial Corp. (L) ..........................       110,721
    110,506   J.R Morgan Chase & Co ..............................     4,310,838
     75,800   KeyCorp.............................................     2,569,620
     20,100   Lloyds TSB Group Plc ................................      182,531
     26,700   MBT Financial Corp.(L) .............................       621,309
         71   Mitsubishi Tokyo Financial Group, Inc...............       720,601
         32   Mizuho Financial Group, Inc.........................       161,140
      6,424   National Australia Bank Ltd.........................       145,131
      4,500   National Bank of Canada (L) ........................       186,137
    109,700   National City Corp..................................     4,119,235
     11,200   R & G Financial Corp................................       435,456
     43,600   Royal Bank of Scotland Group Plc (R) ...............     1,466,559
      3,600   Societe Generale (L) ...............................       364,306
     31,200   Standard Chartered Plc .............................       580,141
     18,000   State Street Corp...................................       884,160
        142   Sumitomo Mitsui Financial Group (L) ................     1,032,400
     27,400   SunTrust Banks, Inc.................................     2,024,312
     43,610   Texas Capital Bane (b) .............................       942,848
     16,200   TriCo Bancshares ...................................       379,080
    120,000   U.S. Bancorp .......................................     3,758,400
        254   UFJ Holdings, Inc...................................     1,539,319
     12,700   Wells Fargo & Co....................................       789,305
      3,231   Wesbanco, Inc.......................................       103,295
      2,980   Westamerica Bancorp ................................       173,764
      1,800   WFS Financial (b) ..................................        91,404
                                                                     -----------
                                                                      64,413,237
                                                                     -----------
              BROADCASTING AND MEDIA (3.5%):

     23,500   Clear Channel Communications, Inc...................       787,015
     90,972   Comcast Corp. New CLA (b) ..........................     3,027,548
      8,300   Comcast Corp. Spl A (b) ............................       272,572
     17,300   Cumulus Media, Inc. (b) (L) ........................       260,884
    172,000   DirecTV Group, Inc. (b) ............................     2,879,280
     38,200   Fox Entertainment Group, Inc. (b) ..................     1,194,132
     47,300   Gannett Co., Inc....................................     3,864,410
     22,300   Insight Communications Company, Inc. (b) ...........       206,721
      5,100   Journal Communications, Inc.........................        92,157
     23,400   Knology, Inc. (b) (L) ..............................        91,494
     13,900   L-3 Communications Holdings, Inc....................     1,018,036
    377,000   Liberty Media Corp. (b) ............................     4,139,460
    574,150   Time Warner, Inc. (b) ..............................    11,161,476
     57,970   Viacom, Inc. - Cl. B ...............................     2,109,528
      6,450   World Wrestling Entertainment, Inc..................        78,239
                                                                     -----------
                                                                      31,182,952
                                                                     -----------
              CHEMICALS (0.9%):

     25,500   Air Products & Chemical, Inc........................     1,478,235
      3,700   Albemarle Corp......................................       143,227
     12,500   Cabot Corp..........................................       483,500
      4,900   Cad Potash Corporation Of Saskatchewan .............       407,941
     45,940   Dow Chemical Co.....................................     2,274,490
     22,800   Du Pont (E.I.) De Nemours ..........................     1,118,340
      9,000   Ferro Corp..........................................       208,710
      4,800   Nitto Denko Corp....................................       263,258
      2,700   Norsk Hydro ASA ....................................       212,642
      7,800   Schulman, Inc. (L) .................................       166,998
     60,000   Sumitomo Chemical Co................................       293,940
      2,506   Syngenta AG ........................................       266,225
      6,500   Takeda Chemical Industries .........................       327,315
                                                                     -----------
                                                                       7,644,821
                                                                     -----------
              COMMERCIAL SERVICES (2.1%):

     11,649   Aaron Rents, Inc....................................       291,225
    128,600   Accenture Ltd. (b) .................................     3,472,199
     35,570   Alliance Data Systems Corp. (b) ....................     1,688,864
     21,680   Avocent Corp. (b) ..................................       878,474
     10,600   Checkpoint Systems, Inc. (b) .......................       191,330

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                         DECEMBER 31, 2004 (UNAUDITED)

                                                                       Value
Shares                                                                (Note 2)
--------------------------------------------------------------------------------
     13,100   Convergys Corp. (b) ................................   $   196,369
     22,000   Corillian Corp. (b) ................................       108,240
     11,990   CSG Systems International, Inc. (b) ................       244,970
      8,100   Cyberoptics Corp. (b) (L) ..........................       120,447
      4,600   Geo Group, Inc. (b) ................................       122,268
     12,100   Gevity HR, Inc. (L) ................................       248,776
      5,500   Global Imaging Systems, Inc. (b) (L) ...............       217,250
     23,250   Global Payments, Inc. ..............................     1,361,055
     48,700   Ikon Office Solutions, Inc. ........................       562,972
     16,700   John H. Harland Co. (L) ............................       602,870
     46,010   Korn/Ferry International (b) .......................       954,708
      9,700   PDI, Inc. (b) ......................................       216,116
     64,500   Pitney Bowes, Inc. .................................     2,985,060
     37,800   TNS, Inc. (b) ......................................       825,930
     23,300   W.W. Grainger, Inc. ................................     1,552,246
      5,600   Watson Wyatt & Co. .................................       150,920
     70,900   Xerox Corp. (b) ....................................     1,206,009
                                                                     -----------
                                                                      18,198,298
                                                                     -----------
              COMPUTER SERVICES AND SOFTWARE (7.9%):

     48,915   Activision, Inc. (b) ...............................       987,105
     34,420   Adobe Systems, Inc. ................................     2,159,511
      4,500   ANSYS, Inc. (b) ....................................       144,270
     23,270   Automatic Data Processing, Inc. ....................     1,032,025
     16,180   Avid Technology, Inc. (b) ..........................       999,115
    537,380   Cisco Systems, Inc. (b) ............................    10,371,434
      2,700   Dassault Systemes SA (L) ...........................       136,156
    240,950   Dell, Inc. (b) .....................................    10,153,633
     24,400   DST Systems, Inc. (b) ..............................     1,271,728
     16,300   Electronic Arts, Inc. (b) ..........................     1,005,384
      8,600   Epicor Software Corp. (b) (L) ......................       121,174
     87,600   Gartner Group, Inc. (b) (L) ........................     1,091,496
    118,050   Gateway, Inc. (b) ..................................       709,481
    143,500   Hewlett Packard Co. ................................     3,009,195
     10,000   Hyperion Solutions Corp. (b) .......................       466,200
        600   Infosys Technologies Ltd. (L) ......................        41,586
    122,040   International Business Machines Corp. ..............    12,030,703
     10,200   Intervideo, Inc. (b) ...............................       134,946
      8,000   Intervoice, Inc. (b) (L) ...........................       106,800
      8,400   Komag, Inc. (b) ....................................       157,752
    523,800   Microsoft Corp .....................................    13,990,697
      5,100   Microstrategy, Inc. (b) ............................       307,275
     30,640   Niku Corp. (b) .....................................       617,702
    416,700   Oracle Corp. (b) ...................................     5,717,124
      8,000   Progress Software Corp. (b) ........................       186,800
      3,800   Renanissance Learning, Inc. (L) ....................        70,528
     48,450   RSA Security, Inc. (b) .............................       971,907
      1,700   SAP AG(L) ..........................................       303,167
      4,875   SS&C Technologies, Inc. (L) ........................       100,669
      7,400   Sybase, Inc. (b) ...................................       147,630
      6,200   Transaction Systems Architects, Inc. (b) ...........       123,070
     38,700   United Online, Inc. (b) (L) ........................       446,211
     67,690   Wind River Systems, Inc. (b) .......................       917,200
                                                                     -----------
                                                                      70,029,674
                                                                     -----------
              CONSTRUCTION AND BUILDING MATERIALS (2.0%):

     32,500   Bouygues SA (L) ....................................     1,501,971
      7,100   Brookfield Homes Corp. .............................       240,690
     34,100   Centex Corp. .......................................     2,031,678
     18,581   CRH Plc ............................................       497,162
     80,250   D. R. Horton, Inc. .................................     3,234,877
     37,920   Dycom (b) ..........................................     1,157,318
      4,600   Eagle Materials (L) ................................       397,210
     17,200   Hovnanian Enterprises - A (b) (L) ..................       851,744
     35,380   Hughes Supply, Inc. ................................     1,144,543
     49,500   Lennar Corp. Class A ...............................     2,805,660
      2,400   Quanex Corp. .......................................       164,568
     50,734   Rinker Group Ltd. ..................................       423,555
      5,400   Ryland Group, Inc. .................................       310,716
     41,000   Sekisui House Ltd. (L) .............................       477,740
     25,700   Standard-Pacific Corp. (L) .........................     1,648,398
     19,700   The Stanley Works ..................................       965,103
      3,500   USG Corp. (b) (L) ..................................       140,945
                                                                     -----------
                                                                      17,993,878
                                                                     -----------
              CONSUMER PRODUCTS (4.4%):

     37,100   Amcor Ltd. .........................................       213,758
      3,900   Bandag, Inc. (L) ...................................       194,259
     15,000   Bps Associated British Foods Plc ...................       224,772
     23,540   Estee Lauder Co., Inc. (The) - Class A .............     1,077,426
     34,860   Fossil, Inc. (b) ...................................       893,810
      2,050   Genlyte Group (b) ..................................       175,644
    159,380   Gillette Co. .......................................     7,137,036
     12,200   HNI Corp. ..........................................       525,210
     22,600   Industria de Diseno Textil, SA (L) .................       666,603
      4,800   K-Swiss, Inc. (L) ..................................       139,776
      6,400   Kenneth Cole Productions, Inc. (L) .................       197,504
     82,100   Kimberly-Clark Corp. ...............................     5,403,001
      5,700   L'OREAL SA (L) .....................................       432,710
    258,000   Li & Fung Ltd. .....................................       434,830
      2,900   Michelin(L) ........................................       186,015
      6,200   Multimedia Games, Inc. (b) (L) .....................        97,712
     33,880   Nike, Inc. Class B .................................     3,072,577
     19,000   Nikon Corp. (L) ....................................       234,742
      2,700   Nintendo Co. .......................................       339,114
      7,500   Nu Skin Enterprises, Inc. ..........................       190,350
     24,400   Polaris Industries, Inc. (L) .......................     1,659,688
     21,300   Polo Ralph Lauren Corp .............................       907,380
     86,600   Procter & Gamble Co. ...............................    10,277,928
      6,000   Reckitt & Colman ...................................       181,316
     37,880   Sherwin-Williams Co. ...............................     1,690,584
      2,300   Stanley Furniture Co., Inc. ........................       103,385
     16,400   Stewart Enterprises, Inc., Class A (b) .............       114,636
     14,600   Timberland Co., Class A (b) ........................       914,982
     11,600   Toro Co. ...........................................       943,660
      5,200   Uni-Charm ..........................................       249,166
      3,500   Unilever Plc (L) ...................................       234,681
     10,700   Wolseley Plc .......................................       199,986
                                                                     -----------
                                                                      39,314,241
                                                                     -----------
              DIVERSIFIED OPERATIONS (4.9%):

     77,880   3M Co. .............................................     6,391,612
      6,500   Acuity Brands, Inc. ................................       206,700
     44,480   Brambles Industries Ltd. (L) .......................       242,332
    133,700   Cendant Corp. ......................................     3,125,906
     16,100   Crane Co. ..........................................       464,324
    130,828   First Data Corp. ...................................     5,565,423
    362,000   General Electric Co. ...............................    13,213,000
     15,610   Harsco Corp. .......................................       870,101
     68,050   Jacuzzi Brands, Inc. (b) ...........................       592,035
     37,900   Mitsubishi Corp. (L) ...............................       489,700
     23,000   Mitsui & Co. (L) ...................................       206,275
     27,800   Rentokil Initial Plc ...............................        78,859
     28,600   Smiths Industries Plc ..............................       451,354

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                         DECEMBER 31, 2004 (UNAUDITED)

                                                                       Value
Shares                                                                (Note 2)
--------------------------------------------------------------------------------
     79,000   SPX Corp. (L) ......................................   $ 3,164,740
     20,900   Swire Pacific Ltd. .................................       174,778
    101,500   Thermo Electron Corp. (b) ..........................     3,064,285
    139,790   Tyco International Ltd. ............................     4,996,095
      4,900   Wesfarmers Ltd. ....................................       152,876
                                                                     -----------
                                                                      43,450,395
                                                                     -----------
              ELECTRONICS (3.2%):

      3,100   Advantest Corp. (L) ................................       265,922
     22,900   Ameren Corp. .......................................     1,148,206
     90,900   Amphenol Corp.- Class A (b) ........................     3,339,666
     44,000   Applied Materials, Inc. (b) ........................       752,400
     70,500   Aquila, Inc. (b) (L) ...............................       260,145
     12,600   ASML Holding N.V. (b) ..............................       202,265
      3,800   Bei Technologies, Inc. .............................       117,344
      3,400   Bel Fuse, Inc., Class B (L) ........................       114,886
     26,700   Benchmark Electronics, Inc. (b) ....................       910,470
     11,000   Brightpoint, Inc. (b) (L) ..........................       214,940
      7,100   Cabot Microelectronics Corp. (b) (L) ...............       284,355
     12,100   Cree Research, Inc. (b) (L) ........................       484,968
     26,330   Cymer, Inc. (b) ....................................       777,788
     14,350   Diodes, Inc. (b) (L) ...............................       324,741
     75,300   Emerson Electric Co. ...............................     5,278,529
     26,300   Fairchild Semiconductor International, Inc. (b) ....       427,638
      7,800   Fanuc Co. Ltd. .....................................       510,003
     51,000   Furukawa Electric Co. Ltd. (b) (L) .................       282,697
      3,000   Hirose Electric Co. Ltd. ...........................       350,737
     19,549   Hon Hai Precision Industry Co. Ltd. ................       181,364
     10,900   Hubbell, Inc., Class B .............................       570,070
    1 7,800   Infineon Technologies AG (b) .......................       191,380
        800   Keyence Corp. ......................................       179,252
     36,000   Konica Corp. (L) ...................................       477,798
      6,100   Koninklijke Philips Electronics NV .................       161,766
      1,000   Kyocera Corp. ......................................        76,998
     33,300   MEMC Electronic Materials, Inc. (b) ................       441,225
      5,100   MTS Systems Corp. (L) ..............................       172,431
      3,700   Murata Manufacturing Co. Ltd. ......................       206,900
     35,000   NEC Corp. ..........................................       217,576
        300   NEC Electronics Corp.(L)(R) ........................        14,638
      2,000   Nippon Electric Glass Co., Ltd. ....................        51,137
         96   Nippon Telegraph & Telephone Corp. .................       430,955
      7,300   Omron Corp. ........................................       174,183
    101,200   On Semiconductor Corp. (b) (L) .....................       459,448
      2,600   Rohm Co. Ltd. ......................................       268,957
      6,674   Samsung Electornics - GDR ..........................     1,461,606
     37,660   Semtech Corp. (b) ..................................       823,624
      5,400   Siliconix, Inc. (b) ................................       197,046
      8,200   Sony Corp. (L) .....................................       316,893
     16,800   STMicroelectronics NV (L) ..........................       327,688
     67,790   Taiwan Semiconductor ADR ...........................       575,537
      3,600   Tdk Corp. ..........................................       266,654
     54,000   Tektronix, Inc. ....................................     1,631,340
    1 1,700   Tokyo Electron Ltd. ................................       720,474
     28,525   Trimble Navigation Ltd. (b) ........................       942,466
     16,000   Venture Corp. Ltd. .................................       155,844
      6,600   Yamada Denki Co., Ltd. (L) .........................       282,756
                                                                     -----------
                                                                      28,025,706
                                                                     -----------
              ENERGY (2.7%):

     68,900   American Electric Power Co., Inc. ..................     2,366,026
    1 7,200   Atmos Energy Corp. .................................       470,420
     63,600   Centerpoint Energy, Inc. ...........................       718,680
     53,910   Centrica Plc .......................................       244,523
      2,800   Chubu Electric Power Co., Inc. (L) .................        67,220
     14,900   Cleco Corp. (L) ....................................       301,874
     26,400   Edison International ...............................       845,592
    335,000   El Paso Corp. ......................................     3,484,000
      6,400   Energy Partners Ltd. (b) (L) .......................       129,728
    121,374   Exelon Corp. .......................................     5,348,953
     34,900   Great Plains Energy, Inc. ..........................     1,056,772
     11,900   Iberdrola SA (L) ...................................       302,474
     17,100   Kansai Electric Power, Inc. ........................       347,106
     19,500   Oklahoma Gas & Electric Co .........................       516,945
     26,700   Pepco Holdings, Inc. ...............................       569,244
     80,300   Sierra Pacific Resources (b) (L) ...................       843,150
     78,000   Tokyo Gas Ltd. (L) .................................       319,703
     19,300   UGI Corp. ..........................................       789,563
     53,900   Valero Energy ......................................     2,447,060
      6,700   Veba AG ............................................       611,806
     13,900   Westar Energy, Inc. ................................       317,893
    117,100   Xcel Energy, Inc. (L) ..............................     2,131,220
                                                                     -----------
                                                                      24,229,952
                                                                     -----------
              ENTERTAINMENT AND LEISURE (0.3%):

     25,000   Carnival Corp. .....................................     1,440,750
     26,000   Regal Entertainment Group (L) ......................       539,500
     29,500   Walt Disney Co. ....................................       820,100
                                                                     -----------
                                                                       2,800,350
                                                                     -----------
              FINANCIAL SERVICES  (8.0%):

      9,300   Advanta, Class B ...................................       225,711
      1,840   AlFUL Corp. ........................................       202,369
     40,000   Ambac Financial Group, Inc. ........................     3,285,200
      8,700   American Capital Strategies (L) ....................       290,145
      7,050   American Home Mortgage Investment Corp. ............       241,463
     11,710   Bay View Capital Corp. .............................       179,280
     35,200   BISYS Group, Inc. (b) (c) ..........................       579,040
     56,000   Capital One Financial Corp. ........................     4,715,760
     26,700   Charter Municipal Mortgage Acceptance ..............       652,548
     22,600   CIT Group, Inc. ....................................     1,035,532
    313,376   Citigroup, Inc. ....................................    15,098,457
     17,800   Cohen & Steers, Inc. ...............................       289,250
      8,100   CompuCredit Corp. (b) ..............................       221,454
    135,798   Countrywide Credit Industries, Inc. ................     5,025,884
      5,373   Deutsche Boerse AG (L) .............................       323,169
     40,700   Equifax, Inc. ......................................     1,143,670
    151,900   Federal Home Loan Mortgage Corp. ...................    11,195,030
     65,000   Federal National Mortgage Association ..............     4,628,650
     25,136   Fidelity National Financial, Inc. ..................     1,147,961
     27,100   Friedman, Billings, Ramsey Group, Inc. .............       525,469
     29,200   Goldman Sachs Group, Inc. ..........................     3,037,968
      6,300   Greenhill & Co., Inc. (L) ..........................       180,810
     61,100   H BOS Plc ..........................................       994,755
     28,279   ING Groep NV .......................................       855,635
     30,100   Lehman Brothers Holdings, Inc. .....................     2,633,148
      4,305   Mainsource Financial Group, Inc. ...................       102,803
     61,600   MBIA, Inc. .........................................     3,898,048
     77,400   MBNA Corp. .........................................     2,181,906
     16,000   Merrill Lynch & Co .................................       956,320
     47,700   Morgan Stanley Dean Witter & Co. ...................     2,648,304
      3,342   Muenchener Rueckver (R) ............................       410,152
      2,900   National Financial Partners Corp. ..................       112,520

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                         DECEMBER 31, 2004 (UNAUDITED)

                                                                  Value
Shares                                                           (Note 2)
----------------------------------------------------------------------------
  40,000    Nikko Securities Co., Ltd. ...................     $     211,964
   5,450    Novastar Financial, Inc. (L) .................           269,775
   6,500    ORIX Corp. ...................................           882,990
   8,600    State Financial Services Corp. ...............           258,860
   8,305    UBS AG. ......................................           696,405
   7,200    World Acceptance Corp. (b) (L) ...............           198,072
                                                               -------------
                                                                  71,536,477
                                                               -------------
            FOOD AND BEVERAGES  (2.9%):

  34,800    Aramark Corp. ................................           922,548
   3,800    Carrefour SA (L) .............................           180,987
 172,000    Coca-Cola Co. ................................         7,160,360
  51,700    Compass Group Pic ............................           244,425
   8,600    Groupe Danone (L) ............................           794,305
  26,400    Hormel Foods Corp. ...........................           827,640
   9,700    Koninklijke Numico NV ........................           349,791
   5,850    Nash Finch Co. (L) ...........................           220,896
   6,142    Nestle SA ....................................          1,606934
  69,800    Pepsi Bottling Group, Inc. ...................         1,887,392
  15,600    PepsiAmericas, Inc. ..........................           331,344
 148,200    PepsiCo, Inc. ................................         7,736,039
  11,600    Ruddick Corp. ................................           251,604
  59,700    SUPERVALU, Inc. ..............................         2,060,844
 100,400    Unilever Pic. ................................           985,958
  18,300    Woolworths Ltd. ..............................           215,324
                                                               -------------
                                                                  25,776,391
                                                               -------------
            FOREST AND PAPER PRODUCTS  (1.3%):

  27,800    Abitibi-Consolidated, Inc. (L)................           191,652
 115,450    Georgia Pacific Corp. ........................          4,327066
  13,900    Glatfelter ...................................           212,392
   8,200    Longview Fiber Co. ...........................           148,748
  10,300    Pope & Talbot,Inc. ...........................           176,233
   1,900    Potlatch Corp. ...............................            96,102
  27,000    Sumitomo Forestry ............................           271,133
  29,900    Temple-Inland, Inc. ..........................         2,045,160
   6,100    Upm-Kymmene Oyj...............................           135,648
  19,900    Wausau-Mosinee Paper Corp. ...................           355,414
  57,800    Weyerhaeuser Co. .............................         3,885,316
                                                               -------------
                                                                  11,844,864
                                                               -------------
            HEALTH SERVICES  (2.1%):

  36,100    Aetna, Inc. ..................................         4,503,474
   8,500    Allscripts Healthcare Solution,
              Inc.(b) (L). ...............................            90,695
   3,800    Amedisys Inc. (b) (L) ........................           123,082
   4,000    Genesis Healthcare (b) .......................           140,120
   3,760    HCA Inc. .....................................           150,250
  84,500    Humana Inc. (b) ..............................         2,508,805
  25,290    Lifepoint Hospitals, Inc. (b) ................           880,598
   2,100    Molina Heathcare, Inc. (b) ...................            97,398
  54,400    PacifiCare Health Systems Inc. (b) ...........         3,074,688
   4,100    PolyMedica Corp. .............................           152,889
  17,460    Psychiatric Solutions, Inc. (b) ..............           638,338
   6,200    Rehabcare Group, Inc. (b) ....................           173,538
   1,600    RES-CARE, Inc. (b) ...........................            24,352
 173,000    Schering-Plough Corporation ..................         3,612,240
  27,200    Stryker Corp. .................................         1,312,400
  12,800    Symbion, Inc. (b) ............................           282,624
  10,350    UnitedHealth Group, Inc. .....................           911,111
                                                               -------------
                                                                  18,676,602
                                                               -------------
            HOTELS AND OTHER LODGING PLACES  (0.2%):

   6,800    Accor SA (L) .................................           297,714
   6,400    Lasalle Hotel Properties .....................           203,712
  20,160    Marriott International, Inc. Class A .........         1,269,677
  13,200    Strategic Hotel Capital, Inc. ................           217,800
                                                               -------------
                                                                   1,988,903
                                                               -------------
            INSURANCE  (5.1%):

  65,470    Aegon NV .....................................           892,570
   5,100    Allianz Ag (L) ...............................           673,461
  68,579    American International Group, Inc. ...........         4,503,583
   6,650    Arch Capital Group Ltd. (b) ..................           257,355
      52    Berkshire Hathaway, Inc. Class A (b) .........         4,570,799
  43,000    Chubb Corp. ..................................         3,306,700
  71,200    CIGNA Corp. ..................................         5,807,783
   9,300    Great West Lifeco, Inc. (L) ..................           207,245
  63,900    Hartford Financial Services Group,Inc ........         4,428,909
  54,200    Insurance Australia Group Ltd ................           273,194
      59    Millea Holdings, Inc. (L) ....................           875,183
  61,000    Mitsui Marine And Fire (L) ...................           529,814
  35,300    Montpelier RE Holdings Ltd. (L) ..............         1,357,285
  38,000    Old Republic International Corp. .............           961,400
  13,000    Platinum Underwriter Holdings Ltd. ...........           404,300
  61,700    Promina Group Ltd. ...........................           261,180
  19,884    QBE Insurance Group Ltd. (L) .................           239,261
  28,000    Reinsurance Group of America, Inc. ...........         1,356,600
  14,300    Renaissancere Holdings Ltd. - ADR ............           744,744
   4,000    Selective Insurance Group, Inc. (L) ..........           176,960
 119,339    St. Paul Cos., Inc ...........................         4,423,897
   2,050    Stewart Information Services Corp. ...........            85,383
  15,061    Swiss Re .....................................         1,074,177
  20,600    Torchmark Corp. ..............................         1,177,084
   4,800    United Fire & Casualty Co. (L) ...............           161,808
 115,600    Unumorivident Corp.(L) .......................         2,073 864
  34,400    Wellpoint Inc. (b)............................         3,956,000
  29,300    Yasuda F & M Insurance........................           298,519
                                                               -------------
                                                                  45,079,058
                                                               -------------
            INTERNET SERVICES  (0.5%);

 119,250    CNET Networks, Inc. (b).......................         1,339,177
   4,100    J2 Global Communications, Inc. (b) (L) .......           141,450
   6,500    Softbank Corp. (L) ...........................           316,532
  35,570    VeriSign, Inc. (b)............................         1,192,306
  12,550    WebEx Communications, Inc. (b) (L) ...........           298,439
      24    Yahoo Japan Corp. (b) (L) ....................           115,234
  35,300    Yahoo, Inc. (b) ..............................         1,330,104
                                                               -------------
                                                                   4,733,242
                                                               -------------
            MACHINERY AND EQUIPMENT  (1.6%):

   3,450    Albany International Corp. Class A ...........           121,302
  11,400    Briggs & Stratton Corp. ......................           474,012
  41,000    Caterpillar, Inc. ............................         3,997,910
  39,200    Deere & Co. ..................................         2,916,480
  13,100    Eaton Corp. ..................................           947,916
 116,650    Graco, Inc. ..................................         4,356,878
  10,600    Lincoln Electric Holdings, Inc. (L) ..........           366,124
   2,600    Nidec Corp. (L) ..............................           316,912
   7,900    Schneider SA (L) .............................           549,789
   3,400    SMC Corp. (L) ................................           389,207
                                                               -------------
                                                                  14,436,530
                                                               -------------

            MANUFACTURING  (0.2%):

   3,600    Applied Industrial Tech, Inc. ................            98,640
  13,100    Assa Abloy AB Class B (L) ....................           223,741
   6,700    Cummins, Inc. ................................           561,393
   8,100    Siemens AG (L) ...............................           686,579
                                                               -------------
                                                                   1,570,353
                                                               -------------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                         DECEMBER 31, 2004 (UNAUDITED)

                                                                                                  Value
Shares                                                                                           (Note 2)
----------------------------------------------------------------------------------------------------------
           MEDICAL PRODUCTS  (5.2%):

 25,300    Advanced Medical Optics, Inc. (b)...............................................    $ 1,040,842
107,780    Amgen, Inc. (b) ................................................................      6,914,088
 21,750    Applera Corp.-Celera Genomics Group (b) ........................................        299,063
 33,420    Arthrocare Corp. (b) ...........................................................      1,071,445
 99,000    Baxter International, Inc. .....................................................      3,419,460
 22,900    Cerner Corp. (b) (L) ...........................................................      1,217,593
 12,100    Cooper Cos., Inc. ..............................................................        854,139
 11,100    Diagnostic Products Corp. ......................................................        611,055
 14,700    Edwards Lifesciences Corp. (b) .................................................        606,522
  4,000    Essilor International SA (L) ...................................................        313,443
 16,500    Exelixis, Inc. (b) (L) .........................................................        156,750
 51,100    Forest Laboratories, Inc., Class A (b) .........................................      2,292,346
 22,680    Gen-Probe, Inc. (b) ............................................................      1,025,363
 70,864    Genzyme Corp. (b) ..............................................................      4,115,072
  7,000    Haemonetics Corp. (b) ..........................................................        253,470
  2,200    Hoya Corp. (L) .................................................................        248,404
  8,500    Immucor, Inc. (b) ..............................................................        199,835
 89,600    Johnson & Johnson, Inc..........................................................      5,682,432
  8,600    Kensey Nash Corp.(b) (L) .......................................................        296,958
 67,500    Laboratory Corp. of America Holdings (b) .......................................      3,362,850
  4,300    Landauer, Inc...................................................................        196,510
  7,500    Medical Action Industries (b) (L) ..............................................        147,750
101,000    Medtronic, Inc..................................................................      5,016,670
  4,300    Mine Safety Appliances .........................................................        218,010
 15,900    Per-Se Technologies, Inc. (b) (L) ..............................................        251,697
 11,600    Respironics, Inc. (b) ..........................................................        630,576
 40,100    Sanofi-Synthelabo SA (L) .......................................................      3,204,948
 14,200    Seattle Genetics, Inc. (b) (L) .................................................         92,726
 31,120    Serologicals Corp. (b) .........................................................        688,374
  6,800    Sola International, Inc. (b) ...................................................        187,272
  2,060    Synthes-Stratec, Inc. (b) ......................................................        230,982
 14,690    Ventana Medical Systems (b) ....................................................        940,013
 20,380    Zeneca Group Plc................................................................        739,120
                                                                                               -----------
                                                                                                46,525,778
                                                                                               -----------

           METALS AND MINING  (1.3%):

 11,900    Alcan, Inc. (L) ................................................................        584,000
  8,100    Anglo American Plc. ............................................................        191,591
 14,023    Broken Hill Proprietary Co. Ltd. ...............................................        168,627
 16,700    Cameco Corp. (L) ...............................................................        584,706
 10,800    Carpenter Technology Corp.......................................................        631,368
  5,700    Commercial Metals Co............................................................        288,192
  9,000    Companhia Vale do Rio Doce ADR .................................................        219,420
  9,000    Companhia Vale do Rio Doce ADR .................................................        261,090
  5,400    Compass Minerals International, Inc.............................................        130,842
  1,900    Freeport-McMoran-Cooper Corp. (b) ..............................................         91,770
 13,300    Inco Ltd. (b) ..................................................................        489,174
 23,510    Joy Global, Inc.................................................................      1,021,039
 19,910    Kaydon Corp.....................................................................        657,428
  8,100    Kennametal, Inc.................................................................        403,137
  7,000    NS Group, Inc. (b) .............................................................        194,600
 39,800    Phelps Dodge Corp ..............................................................      3,937,016
  8,400    Repsol Ypf SA (L) ..............................................................        218,763
 10,000    Rio Tinto Pic ..................................................................        294,321
 27,900    Timken Co.......................................................................        725,958
  4,800    Veritas DGC, Inc. (b) ..........................................................        107,568
 55,000    WMC Resources Ltd ..............................................................        311,287
 23,600    Xstrata Plc. ...................................................................        422,286
                                                                                               -----------
                                                                                                11,934,183
                                                                                               -----------

           OIL AND GAS  (6.2%):

 29,340    Airgas, Inc.....................................................................        777,803
 90,200    BG Plc. ........................................................................        613,040
 26,146    Billiton Plc ...................................................................        306,457
 19,400    Chesapeake Energy Corp..........................................................        320,100
140,522    Chevron Texaco Corp.............................................................      7,378,810
 78,319    ConocoPhillips .................................................................      6,800,439
121,980    Devon Energy Corp...............................................................      4,747,462
 26,150    Eni SpA (L) ....................................................................        654,727
230,600    Exxon Mobil Corp................................................................     11,820,556
 36,220    Grand Prideco, Inc. (b) ........................................................        726,211
 68,500    Halliburton Co..................................................................      2,687,940
  6,100    Houston Exploration Co. (b) ....................................................        343,491
 25,400    Kerr-McGee Corp. ...............................................................      1,467,866
  4,177    L'Air Liquide (L) ..............................................................        772,152
 71,900    Marathon Oil Corp...............................................................      2,704,159
 52,100    Occidental Petroleum Corp.......................................................      3,040,556
 53,000    Royal Dutch Petroleum (L) ......................................................      3,050,904
 45,500    Royal Dutch Petroleum-ADR ......................................................      2,610,790
  2,500    Sasol LTD.......................................................................         53,694
 18,200    Shell Transportation & Trading Co. Plc .........................................        155,143
 21,500    Statoil ASA (L) ................................................................        337,233
 11,100    Stone Energy Corp. (b) .........................................................        500,499
  5,900    Suncor Energy, Inc. (L) ........................................................        208,789
  8,000    Tesoro Petroleum Corp. (b) .....................................................        254,880
 37,100    Unocal Corp.....................................................................      1,604,204
 31,100    Vintage Petroleum, Inc. (L) ....................................................        705,659
  5,400    YUKOS ADR (L) ..................................................................         14,040
                                                                                               -----------
                                                                                                54,657,604
                                                                                               -----------
           PHARMACEUTICALS   (5.2%):

158,100    Abbott Laboratories ............................................................      7,375,365
 17,600    Abgenix, Inc. (b) (L) ..........................................................        181,984
 31,500    Amylin Pharmaceuticals (b) (L) .................................................        735,840
 35,570    Astrazeneca Plc. ...............................................................      1,292,647
 38,650    BioMarin Pharmaceutical, Inc. (b) (L) ..........................................        246,974
 15,940    Cephalon, Inc. (b) (L) .........................................................        811,027
 18,300    CV Therapeutics, Inc. (b) (L) ..................................................        420,900
  7,700    Elan Corp. Plc (b) (L) .........................................................        209,825
 23,100    Eli Lilly & Co..................................................................      1,310,925
 13,500    Encysive Pharmaceuticals, Inc. (b) (L) .........................................        134,055
100,600    Gilead Sciences, Inc. (b) ......................................................      3,519,994
  6,100    Glaxosmithkline Plc. ...........................................................        143,113
 34,800    Human Genome Sciences, Inc. (b) ................................................        418,296
 26,900    ICOS Corp.(b) (L) ..............................................................        760,732
 52,100    Incyte Pharmaceutical, Inc. (b) ................................................        520,479
131,600    King Pharmaceuticals, Inc. (b) .................................................      1,631,840
 84,108    Medcohealth Solutions, Inc. (b) ................................................      3,498,893
 77,400    Millennium Pharmaceuticals, Inc. (b) ...........................................        938,088
 12,700    Neurogen Corp. (b) (L) .........................................................        118,872
 34,944    Novartis AG ....................................................................      1,760,875
  4,100    Novo-Nordisk AS (b) ............................................................        224,009
 25,550    NPS Pharmaceuticals, Inc. (b) (L) ..............................................        467,054
 47,800    Perrigo Co......................................................................        825,506
339,515    Pfizer, Inc.....................................................................      9,129,558
 46,100    Regeneron Pharmaceuticals, Inc. (b) (L) ........................................        424,581
  2,784    Roche Holding AG ...............................................................        320,487
 38,339    Salix Pharmaceuticals, Inc. (b) ................................................        674,383
 29,900    Sankyo Co.......................................................................        675,500
    667    Sanofi-Aventis .................................................................         53,400
    307    Serono SA-B (L) ................................................................        202,219

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                         December 31, 2004 (Unaudited)

                                                                                                  Value
Shares                                                                                           (Note 2)
----------------------------------------------------------------------------------------------------------
 31,000    Shionogi & Co. (L) ...........................................................      $   428,682
  6,100    UCB SA (L) ...................................................................          310,099
103,000    Watson Pharmaceutical, Inc. (b) ..............................................        3,379,430
 48,500    Wyeth ........................................................................        2,065,615
  5,000    Yamanouchi Pharmaceutical Co. Ltd. (L) .......................................          194,691
 18,550    Zymogenetics, Inc. (b) (L) ...................................................          426,650
                                                                                               -----------
                                                                                                45,832,588
                                                                                               -----------

           PRINTING AND PUBLISHING  (0.5%):

  8,600    Advo, Inc. ...................................................................          306,590
  8,700    McGraw-Hill Companies, Inc. ..................................................          796,398
 74,100    Pearson Plc. .................................................................          894,133
  9,700    Reed Elsevier NV .............................................................          132,243
 69,800    Reed International Plc. ......................................................          643,914
 11,500    Thomson Corp. (L) ............................................................          405,713
 14,900    Thomson Corp. ................................................................          525,821
 14,015    VNU NV .......................................................................          413,954
                                                                                               -----------
                                                                                                 4,118,766
                                                                                               -----------

           REAL ESTATE  (1.6%):

171,000    Amoy Properties Ltd. (L) .....................................................          264,001
 20,600    Anthracite Capital, Inc. .....................................................          254,616
  7,200    Arbor Realty Trust, Inc. .....................................................          176,688
 18,000    Bedford Property Investors, Inc. (L) .........................................          511,380
 25,800    Boston Properties, Inc. ......................................................        1,668,486
 48,700    CB Richard Ellis Group, Inc. (b) .............................................        1,633,885
  1,400    Daito Trust Construction Co. Ltd (L) .........................................           66,537
 56,620    General Growth Properties, Inc. ..............................................        2,047,379
  5,600    Glenborough Realty Trust, Inc. ...............................................          119,168
 10,000    IMPAC Mortgage Holdings (L) ..................................................          226,700
 38,890    IndyMac Mortgage Holdings, Inc. ..............................................        1,339,761
 25,600    iStar Financial, Inc. ........................................................        1,158,656
 86,000    Mitsubishi Estate Co. (L) ....................................................        1,007,124
 26,000    Mitsui Fudosan (L) ...........................................................          315,897
 15,100    Omega Healthcare Investors, Inc. .............................................          178,180
 27,100    Prologis Trust ...............................................................        1,174,243
 25,500    Pulte Homes, Inc. ............................................................        1,626,900
  4,600    Redwood Trust, Inc. ..........................................................          285,614
  5,900    Sovran Self Storage, Inc. ....................................................          248,626
  3,900    Thornburg Mortgage Asset Corp. (L) ...........................................          112,944
                                                                                               -----------
                                                                                                14,416,785
                                                                                               -----------

           RESTAURANTS  (1.0%):

 12,025    CEC Entertainment, Inc. (b) ..................................................          480,639
  6,100    Dave & Buster's, Inc. (b) (L) ................................................          123,220
  8,500    Landry's Seafood Restaurants, Inc. (L) .......................................          247,010
250,400    McDonald's Corp. .............................................................        8,027,824
                                                                                               -----------
                                                                                                 8,878,693
                                                                                               -----------

           RETAIL  (3.6%):

 41,700    Abercrombie & Fitch Co., Class A .............................................        1,957,815
 32,500    Best Buy Co. .................................................................        1,931,150
 33,700    BJ's Wholesale Club, Inc. (b) ................................................          981,681
 46,485    Cache, Inc. (b) ..............................................................          837,660
 43,140    Caremark Rx, Inc. (b) ........................................................        1,701,010
  7,400    Cato Corp. ...................................................................          213,268
 50,900    Claire's Stores, Inc. ........................................................        1,081,625
 22,670    Costco Wholesale Corp. .......................................................        1,097,455
 30,200    Esprit Asia Holdings Ltd. (R) ................................................          182,614
 18,000    Gamestop Corp. (b) (L) .......................................................          402,480
117,500    Gap, Inc. ....................................................................        2,481,600
  5,300    Genesco, Inc. (b) (L) ........................................................          165,042
 26,000    Hollywood Entertainment Corp. (b) (L) ........................................          340,340
 12,200    Home Depot, Inc. .............................................................          521,428
 30,240    J.C. Penney Co. ..............................................................        1,251,936
 35,400    Jos. A. Bank Clothiers, Inc. (b) .............................................        1,001,820
 43,100    Jusco Ltd.(L) ................................................................          719,245
 73,970    Limited Brands ...............................................................        1,702,789
  3,800    Metro AG (L) .................................................................          208,982
 46,200    Michaels Stores, Inc. ........................................................        1,384,614
  8,100    Movie Gallery, Inc ...........................................................          154,467
 28,770    New York & Co. (b) ...........................................................          475,280
 14,100    Pacific Sunwear of California, Inc. (b) ......................................          313,866
 34,600    PetsMart, Inc. ...............................................................        1,229,338
  2,000    Shimamura Co. Ltd. (L) .......................................................          145,994
  7,500    Stage Stores, Inc. (b) .......................................................          311,400
 66,010    Staples, Inc. ................................................................        2,225,197
 21,250    Target Corp. .................................................................        1,103,513
 41,510    The Warnaco Group, Inc. (b) ..................................................          896,616
  7,800    Trans World Entertainment (b) (L) ............................................           97,266
 25,210    Tuesday Morning Corp. (b) ....................................................          772,182
 79,500    Wal-Mart Stores, Inc. ........................................................        4,199,189
                                                                                               -----------
                                                                                                32,088,862
                                                                                               -----------

           TECHNOLOGY (3.0%):

111,000    Agilent Technologies, Inc. (b) ...............................................        2,675,100
  4,900    Black Box Corp. (L) ..........................................................          235,298
  6,900    Canon, Inc. (L) ..............................................................          372,372
 36,400    Citrix Systems, Inc. (b) .....................................................          892,892
 38,860    Commscope, Inc. (b) ..........................................................          734,454
 84,100    Emc Corp. (b) ................................................................        1,250,567
 30,938    Freescale Semiconductor, Inc., Class B (b) ...................................          568,016
 10,100    Hutchinson Technology, Inc. (b) (L) ..........................................          349,157
482,100    Intel Corp. ..................................................................       11,276,319
 16,092    Lucent Tech Warrant ..........................................................           25,425
 23,830    Macrovision Corp. (b) ........................................................          612,908
  7,700    Plantronics, Inc. ............................................................          319,319
 15,400    Qlogic Corp. (b) .............................................................          565,642
  8,000    RICOH Co. Ltd. ...............................................................          154,348
 27,400    Storage Technology Corp. (b) .................................................          866,114
119,600    Texas Instruments, Inc. ......................................................        2,944,552
 29,200    United Defense Inds, Inc. (b) ................................................        1,379,700
 79,770    Viisage Technology, Inc. (b) .................................................          718,728
 25,500    Western Digital Corp. (b) ....................................................          276,420
                                                                                               -----------
                                                                                                26,217,331
                                                                                               -----------

           TELECOMMUNICATIONS  (4.8%):

 24,300    Adtran, Inc. .................................................................          465,102
  9,300    America Movil ................................................................          486,855
 23,650    Aspect Communications Corp. (b) ..............................................          263,461
 12,700    C-COR Electronics, Inc. (b) (L) ..............................................          118,110
157,200    CenturyTel, Inc. .............................................................        5,575,885
 50,000    China Telecom ................................................................          169,504
 78,800    Citizens Communications Co. ..................................................        1,086,652
  3,300    Commonwealth Telephone Enterprise, Inc. (b) (L) ..............................          163,878
 46,300    EchoStar Communications Corp., Class A. ......................................        1,539,012
 49,790    Ericsson ADR (b) .............................................................        1,567,887
 16,740    Jamdat Mobile, Inc. (b) ......................................................          345,681
130,300    Koninklijke (Royal) KPN NV ...................................................        1,238,001
281,600    Motorola, Inc. ...............................................................        4,843,520
 48,600    National Grid Group ..........................................................          462,804
 89,400    Nextel Communications, Inc, Class A (b)... ...................................        2,682,000
 56,900    Nextel Partners, Inc., Class A (b) ...........................................        1,111,826
 28,500    Nokia Oyj - Class A ..........................................................          450,143
 16,600    Portugal Telecom, Sgps, SA ...................................................          205,328

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

                           NEW CONVENANT GROWTH FUND
                         DECEMBER 31, 2004 (UNAUDITED)

                                                            Value
  Shares                                                  (Note 2)
--------------------------------------------------------------------
   115,420   PTEK Holdings, Inc. (b) ...............  $    1,236,148
    24,900   Qualcomm, Inc. ........................       1,055,760
    46,050   Rural Cellular Corp. (b) (L) ..........         286,845
    31,400   SBC Communications, Inc. ..............         809,178
    36,800   Scientific-Atlanta, Inc. ..............       1,214,768
   750,500   Singapore Telecommunications Ltd (R) ..       1,094,211
    17,700   Societe Europeenne Satellite ..........         228,558
    96,500   Sprint Corp. ..........................       2,398,025
     3,036   Swisscom AG ...........................       1,196,138
    67,520   Symmetricom, Inc. (b) .................         655,619
     5,600   Tele Danmark AS Class B ...............         237,147
   147,000   Telefonaktiebolaget LM Ericsson (b) ...         468,956
    72,830   Telefonica De Espana ..................       1,372,059
     4,700   Telefonos de Mexico ADR ...............         180,104
     3,610   Telekom Austria AG ....................          68,451
    19,700   Telus Corp. ...........................         581,324
   137,720   UnitedGlobalCom (b) (L) ...............       1,330,375
    25,352   Verizon Communications, Inc. ..........       1,027,010
    12,700   Vivendi Universal (b) (L) .............         405,495
 1,491,568   Vodafone Group Pic ....................       4,044,925
                                                      --------------
                                                          42,666,745
                                                      --------------
             TRANSPORTATION   (1.1%):

     3,100   Alexander & Baldwin ...................         131,502
    14,950   Arkansas Best Corp. ...................         671,106
    61,400   Burlington Northern Santa Fe Corp. ....       2,904,833
    46,000   CSX Corp. .............................       1,843,680
    12,590   Fedex Corp. ...........................       1,239,989
     3,500   Overnite Corp. ........................         130,340
    18,500   Ryder System, Inc. ....................         883,745
    13,400   TNT Post Group NV .....................         363,915
     2,600   USF Corp. .............................          98,670
    12,240   UTIWorldwide, Inc. ....................         832,565
    35,000   Yamato Transport ......................         519,176
                                                      --------------
                                                           9,619,521
             WASTE MANAGEMENT  (0.7%):                --------------

     8,200   Duratek, Inc. (b) .....................         204,262
   205,100   Waste Management, Inc. ................       6,140,694
                                                           6,344,956
                                                      --------------
             TOTAL COMMON STOCKS ...................     867,047,657
                                                      --------------

Principal
 Amount
----------

CONVERTIBLE BONDS  (0.1%):

             FINANCIAL SERVICES  (0 1%):

33,000,000   SMFG Finance (Cayman) LTD.,2.25%,

             7/11/05 (R) ...........................         767,440
                                                      --------------
             TOTAL CONVERTIBLE BONDS ...............         767,440
                                                      --------------

  Shares
----------
EXCHANGE GE TRADED FUNDS  (0.1%):

     8,000   S&P Depositary Receipt (b) (L) ..........  $      967,200
                                                        --------------
             TOTAL EXCHANGE TRADED FUNDS .............         967,200
                                                        --------------

 Principal
  Amount
----------
REPURCHASE AGREEMENT  (2.1%):

18,582,000   Repurchase Agreement with State Street
             Bank, 1.40%, 1/3/05 (Proceeds at maturity
             of $ 18,584, 168, collateralized by
             $3,708,375 Federal Home Loan Bank 6.50% due
             11/13/09; $2,733,294 Fannie Mae 6.25%
             due 5/15/29; $7,265,703 Federal Home
             Loan Bank 1.625% due 6/17/05; $4,492,445
             Freddie Mac 1.80% due 8/4/05; $766,875
             Freddie Mac 0.00% due 1/30/14) ..........      18,582,000
                                                        --------------
             TOTAL REPURCHASE AGREEMENT ..............      18,582,000
                                                        --------------

                                                             Value
  Shares                                                    (Note 2)
----------------------------------------------------------------------
INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (6.6%):

58,358,094   State Street Navigator Securities Lending
             Prime Portfolio, 2.19%, 1/3/05 ..........      58,358,094
                                                        --------------
             TOTAL INVESTMENTS HELD AS COLLATERAL
             FOR LOANED SECURITIES ...................      58,358,094
                                                        --------------
TOTAL (COST $817,616,930) (a) ........................  $  945,722,391
                                                        ==============

Percentages indicated are based on net assets of $887,142,418.
a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $ 10,282,744 and by PFIC mark to market of $327,098. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

             Unrealized appreciation .................  $  138,908,947
             Unrealized depreciation .................     (21,413,328)
                                                        --------------
             Net unrealized appreciation .............  $  117,495,619
                                                        ==============
(b) Non-income producing securities.

(c) Investment in affiliate.

(L) A portion or all of the Security is on loan.

(R) Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These Securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor using procedures approved by the Board of Trustees has deemed these securities liquid.

ADR - American Depository Receipt

GDR - Global Depository Receipt

As of December 31, 2004, country diversification for the Growth
Fund was as follows:
(Unaudited)


   COUNTRY                        % OF MARKET VALUE           VALUE
----------------------------------------------------------------------
United States                           88.31              835,113,788
Japan                                    2.76               26,088,382
United Kingdom                           1.82               17,198,050
Netherlands                              1.28               12,071,727
France                                   1.19               11,301,376
Switzerland                              1.01                9,597,880
Germany                                  0.59                5,536,872
Spain                                    0.46                4,319,205
Canada                                   0.41                3,883,328
Australia                                0.32                2,985,797
Bermuda                                  0.27                2,506,329
Sweden                                   0.26                2,471,362
Korea                                    0.15                1,461,606
Hong Kong                                0.15                1,416,085
Singapore                                0.13                1,250,055
Italy                                    0.11                1,029,603
Norway                                   0.09                  875,426
Virgin Islands                           0.09                  832,565
Cayman Islands                           0.08                  767,440
Taiwan                                   0.08                  756,901
Ireland                                  0.07                  706,987
Mexico                                   0.07                  666,959
Finland                                  0.06                  585,790
Brazil                                   0.05                  480,510
Denmark                                  0.05                  461,156
Puerto Rico                              0.05                  435,456
Belgium                                  0 03                  310,099
Luxembourg                               0.02                  228,558
Portugal                                 0.02                  205,328
Austria                                  0.01                   68,451
South Africa                             0.01                   53,694
India                                    0.00                   41,586
Russian Federation                       0.00                   14,040
                                  -----------              -----------
Total Investments                      100.00              945,722,391
                                  ===========              ===========

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT INCOME FUND
                         DECEMBER 31, 2004 (UNAUDITED)

Principal                                                     Value
 Amount                                                     (Note 2)
----------------------------------------------------------------------
ASSET BACKED SECURITIES  (20.7%):

 4,234,181  Bear Stearns Commercial Mortgage
              Securities, 6.08%, 2/15/35...............    $ 4,442,635
 4,615,000  Bear Stearns Commercial Mortgage
            Securities, 5.47%, 6/11/41.................      4,840,695
 1,100,000  Chase Funding Loan Acquistion Trust,
            2.82%, 5/25/34.............................      1,100,308
 4,170,000  Citigroup Commercial Mortgage Trust,
            5.29%, 4/15/40.............................      4,357,597
 1,195,000  Commercial Mortgage Pass-Through
            Certificate, 5.28%, 7/10/37................      1,247,789
 3,280,000  First Franklin Mortgage Loan, 2.82%,
            12/25/32...................................      3,282,107
 3,510,000  General Electric Capital Corp., 6.125%,
            2/22/11....................................      3,849,761
 1,076,440  GMAC Commercial Mortgage Corp.,
            2.96%, 3/10/39.............................      1,055,131
 4,000,000  GMAC Commercial Mortgage Securities,
            Inc., 5.30%, 8/10/38.......................      4,143,783
 3,543,506  Indymac Indx Mortgage Loan Trust, 2.85%,
            9/25/34....................................      3,555,070
 3,716,667  Indymac Indx Mortgage Loan Trust, 2.82%,
            11/25/34...................................      3,719,338
   985,000  Indymac Indx Mortgage Loan Trust, 2.65%,
            1/25/35....................................        983,129
 4,213,531  Ixis Real Estate Capital Trust, 2.61%,
            2/25/35....................................      4,216,242
 5,294,517  JP Morgan Chase Commercial Mortgage
            Securities Co., 4.28%, 5/15/41.............      5,345,499
 5,225,816  LB Commercial Conduit Mortgage Trust,
            6.41%, 6/15/31.............................      5,408,997
 3,350,479  Lehman Brothers, 7.18%, 9/15/19, Series
            2000-C4....................................      3,603,699
 3,933,178  Master Adjustable Rate Mortgages Trust,
            3.79%, 11/21/34............................      3,892,117
 1,762,055  Master Adjustable Rate Mortgages Trust,
            3.82%, 12/21/34...........................       1,759,513
 4,020,052  Master Alternative Loans Trust, 4.50%,
            7/25/19....................................      4,013,086
   812,099  Master Alternative Loans Trust, 4.75%,
            7/25/19....................................        819,324
 4,651,386  Morgan Stanley Mortgage Loan Trust,
            5.46%, 10/25/34............................      4,720,953
 4,590,351  Morgan Stanley Mortgage Loan Trust,
            5.15%, 11/25/34............................      4,675,522
 3,047,175  Residential Asset Mortgage Product, 6.50%,
            10/25/16...................................      3,131,928
 5,865,000  Residential Asset Mortgage Products,
            5.57%, 6/25/32, Series 2002-RS3, Class Al5       5,968,892
 6,155,000  Structured Adjustable Rate Mortgage Loan
            Trust, 4.73%, 7/25/34......................      6,137,507
 5,220,000  UBS Commercial Mortgage Trust, 5.59%,
            6/15/31....................................      5,568,633
   560,000  Washington Mutual, 4.28%, 1/25/35..........        558,264
   815,000  Washington Mutual, 3.81 %, 6/25/34.........        802,746
 4,165,633  Washington Mutual, 2.36%, 7/25/44..........      4,173,068
 4,605,000  Wells Fargo Mortgage Backed Securities
            Trust, 3.54%, 9/25/34......................      4,507,174
 3,699,391  Wells Fargo Mortgage Backed Securities
            Trust, 4.605%, 12/25/34....................      3,716,038
                                                           -----------
            TOTAL ASSET BACKED SECURITIES..............    109,596,545
                                                           -----------

CORPORATE BONDS  (20.0%):

 2,750,000  Alcan, Inc., 6.125%, 12/15/33..............      2,920,698
 1,520,000  Alco Capital, 6.50%, 6/15/18(L)............      1,741,956
1 ,900,000  Alliance Capital Management, 5.625%,
            8/15/06....................................      1,964,366
 3,120,000  American General Finance, 6.10%, 5/22/06...      3,237,776
 1,000,000  American General Finance, 5.875%,
            7/14/06(L).................................      1,037,204
   780,000  American General Finance, 4.50%,
            11/15/07...................................        795,223
   675,000  AOL Time Warner, Inc., 6.875%, 5/1/12......        769,852
 2,400,000  AOL Time Warner, Inc., 7.625%, 4/15/31.....      2,912,551
 1,000,000  Bank of America Corp., 4.375%, 12/1/10.....      1,004,272
 5,000,000  Bank of New York,4.14%, 8/2/07.............      5,042,121
 1,500,000  Berkshire Hathaway, Inc., 3.375%, 10/15/08       1,484,139
 3,780,000  Bottling Group Lie,5.00%, 11/15/13(L)......      3,904,060
 1,125,000  BRE Properties, Inc., 7.125%, 2/15/13......      1,268,382
 3,800,000  Burlington North Santa Fe, 6.75%, 7/15/11        4,301,699
 2,500,000  Carolina Power & Light, 6.50%, 7/15/12.....      2,777,150
   750,000  Carramerica Realty Corp., 5.125%, 9/1/11....       756,531
 1,500,000  Caterpillar Financial Services Corp.,3.70%,
            8/15/08....................................      1,494,366
10,000,000  Coca-Cola Enterprises, 0.00%, 6/20/20......      4,351,760
 1,265,000  Duke Realty Corp., 7.05%, 3/1/06...........      1,304,157
 1,600,000  EOP Operating LP, 6.80%, 1/15/09...........      1,755,334
 2,037,874  FedEx Corp., 6.72%, 1/15/22, Series 98-1A        2,292,801
 1,950,000  Firstar Bank, 7.125%, 12/1/09(L)...........      2,215,968
 2,000,000  Ford Motor Corp., 6.375%, 2/1/29...........      1,805,100
   500,000  Ford Motor Credit Co., 7.375%, 10/28/09            539,881
 3,350,000  General Mills, Inc., 6.00%, 2/15/12........      3,640,505
 2,695,000  General Motors Acceptance Corp.,
            6.875%, 9/15/11............................      2,765,496
   975,000  General Motors Corp., 7.20%, 1/15/11(L)....      1,001,213
   615,000  General Motors Corp., 8.80%, 3/1/21........        666,971
 1,400,000  Georgia Power Co., 6.20%, 2/1/06(L)........      1,445,203
 1,750,000  Household Finance Corp., 6.40%, 6/17/08....      1,889,503
   600,000  Household Finance Corp., 4.75%, 5/15/09....        615,858
 1,500,000  Household Finance Corp., 4.125%
            11/16/09...................................      1,493,562
 1,070,000  International Paper Co., 6.50%,11/15/07....      1,141,214
   475,000  International Paper Co., 5.85%,10/30/12....        506,919
   675,000  May Department Stores Co., 7.45%,
            9/15/11....................................        770,593
 4,000,000  Merrill Lynch & Co., 4.125%, 9/10/09(L)....      4,001,484
 3,525,000  Morgan Stanley, 3.625%, 4/1/08.............      3,508,366
 3,250,000  National City Corp., 6.875%, 5/15/19(L)....      3,722,797
 2,500,000  Nationwide Life, 5.35%, 2/15/07(R).........      2,589,778
 1,445,000  Pacific Gas & Electric, 6.05%, 3/1/34......      1,506,030
 3,785,000  PNC Funding Corp., 6.125%, 21/15/09........      4,053,436
 2,975,000  SBC Communications, Inc., 4.125%
            9/15/09....................................      2,972,712
   900,000  Sprint Capital Corp., 7.625%, 1/30/11......      1,046,229
 2,570,000  Sprint Capital Corp., 6.875%, 11/15/28.....      2,822,192
 2,800,000  SunTrust Banks, Inc., 4.25%, 10/15/09(L)...      2,812,978
 2,500,000  USAA Capital Corp., 5.59%, 12/20/06(R)           2,606,698
 1,085,000  Washington Mutual, 3.96%, 7/25/34..........      1,072,831
 3,000,000  Washington Mutual Capital Inc, 4.20%,
            1/15/10....................................      2,991,528
 2,500,000  Wells Fargo Corp., 4.20%, 1/15/10..........      2,512,983
                                                           -----------
            TOTAL CORPORATE BONDS......................    105,834,426
                                                           -----------

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2004 (UNAUDITED)

Principal                                                           Value
 Amount                                                            (Note 2)
-----------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (41.7%):

            FANNIE MAE
 5,649,214  7.07%, 11/1/06 ....................................  $  5,900,079
 3,061,835  7.185%, 5/1/07 ....................................     3,230,778
 2,261,132  7.74%, 6/1/07  ....................................     2,413,738
   475,643  6.61%, 9/1/07  ....................................       502,774
 2,154,442  6.23%, 1/1/08  ....................................     2,274,071
   933,885  6.13%, 10/1/08 ....................................       992,916
 1,431,868  7.01%, 11/1/08 ....................................     1,563,884
 4,123,488  6.14%, 4/1/09  ....................................     4,409,905
 5,294,159  7.32%, 12/1/10 ....................................     6,028,057
 3,847,335  6.48%, 1/1/11  ....................................     4,229,387
   958,692  6.09%, 5/1/11  ....................................     1,038,707
 1,335,434  6.305%, 5/1/11 ....................................     1,460,854
 6,046,184  3.95%, 7/1/13  ....................................     5,798,810
 5,070,000  6.00%, 12/25/16, Series 01-71, Class QE ...........     5,299,159
 5,305,000  4.50%, 3/25/17 ....................................     5,341,895
 6,290,000  6.00%, 3/25/17 ....................................     6,575,734
   503,526  6.50%, 6/1/17, FN 254343 ..........................       534,205
 2,368,395  6.50%, 8/1/17 .....................................     2,512,663
 2,960,000  4.50%, 1/1/20 (b) .................................     2,950,750
   865,000  4.50%, 1/1/20 (b) .................................       862,297
 3,155,000  4.50%, 1/1/20 (b) .................................     3,145,141
 2,260,000  4.50%, 1/1/20 (b) .................................     2,252,938
 1,590,000  4.50%, 9/25/25 ....................................     1,618,063
   263,958  7.50%, 5/1/27 .....................................       283,342
    47,247  6.50%, 6/25/27 ....................................        47,380
 2,090,000  4.50%, 10/25/28 ...................................     1,960,630
   254,480  7.50%, 4/1/29, Pool # 323645 ......................       273,312
   294,250  7.50%, 4/1/29  ....................................       316,025
    18,855  7.50%, 8/1/29, Pool # 252712 ......................        20,228
   257,783  7.50%, 7/1/30  ....................................       276,859
   953,924  7.50%, 12/1/30 ....................................     1,023,237
 2,445,488  6.09%, 10/25/31 ...................................     2,499,565
 1,411,412  7.00%, 6/1/32 .....................................     1,496,642
 4,135,910  6.50%, 7/1/32 .....................................     4,342,426
   960,000  4.50%, 7/25/33 ....................................       964,257
 4,660,212  7.00%, 12/25/33 ...................................     4,930,388
 9,180,000  5.00%, 1/1/35 (b) .................................     9,108,286
 1,660,000  5.00%, 1/1/35 (b) .................................     1,647,032
 1,195,000  5.00%, 1/1/35 (b) .................................     1,185,665
 2,465,000  5.00%, 1/1/35 (b) .................................     2,445,743
   875,000  2.49%, 4/25/35 ....................................       875,263
 4,147,394  7.00%, 10/25/41 ...................................     4,397,523
 5,230,000  5.50%, 7/25/42 ....................................     5,305,477
 9,812,023  6.50%, 7/25/42 ....................................    10,265,828
 2,946,127  7.00%, 7/25/42 ....................................     3,123,808
   875,339  6.50%, 9/25/42 ....................................       915,823
 7,645,000  5.50%, 11/25/43 ...................................     7,846,346
 6,272,968  5.95%, 2/25/44 ....................................     6,522,589
   638,105  7.00%, 2/25/44, Series 04-W2, Class 2A2 ...........       675,833
 5,288,514  6.00%, 7/25/44 ....................................     5,514,616
 4,200,000  6.00%, 8/25/44 ....................................     4,344,480
 1,105,000  6.50%, 8/25/44 ....................................     1,158,151
 1,858,523  7.00%, 1/25/48 ....................................     1,970,611

            FREDDIE MAC
       141  8.00%, 5/1/06, Pool #E30879 .......................           145
 5,617,324  6.98%, 10/l/10, Pool #W20024 ......................     6,294,773
 1,285,000  6.90%, 12/1/10 ....................................     1,447,424
 1,490,000  4.50%, 8/15/13 ....................................     1,513,830
 4,000,000  4.50%, 5/15/15 ....................................     4,056,231
 4,775,000  6.00%, 5/15/17 ....................................     4,985,309
 5,168,000  5.00%, 10/15/17 ...................................     5,275,144
 5,305,000  4.00%, 8/15/19 ....................................     4,914,966
 5,095,000  5.50%, 12/15/27 ...................................     5,219,576
 1,425,000  5.50%, 1/15/28 ....................................     1,459,895
 4,169,000  5.50%, 1/15/28 ....................................     4,268,924
 5,240,000  5.00%, 2/15/28 ....................................     5,319,382
 1,787,104  7.00%, 10/15/30 ...................................     1,837,223
 4,225,000  4.50%, 1/1/35 (b) .................................     4,081,088
11,540,000  5.00%, 1/1/35 (b) .................................    11,460,664
 2,820,268  7.00%, 2/25/43, Series T-54 Class 3A ..............     2,993,891
                                                                 ------------
         TOTAL MORTGAGE-BACKED SECURITIES .....................   221,802,635
                                                                 ------------

U.S. TREASURY OBLIGATIONS (12.9%):

 3,675,000  U.S. Treasury Bonds, 7.50%, 11/15/16 (L) ..........     4,697,543
28,965,000  U.S. Treasury Bonds, 6.00%, 2/15/26 (L) ...........    33,188,706
14,110,000  U.S. Treasury Notes, 2.75%, 7/31/06 (L) ...........    14,068,671
 4,260,000  U.S. Treasury Notes, 3.375%, 11/15/08 (L)..........     4,249,853
11,315,000  U.S. Treasury Notes, 5.00%, 8/15/11 (L) ...........    12,049,151
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS ...............................    68,253,924
                                                                 ------------

 Shares
-------
CLOSED END INVESTMENT COMPANIES (1.2%)

  372,400   Blackrock Income Opportunity Trust.................     4,040,540
  358,900   MFS Government Markets Income Trust (L)............     2,383,096
                                                                 ------------
            TOTAL CLOSED END INVESTMENT
            COMPANIES .........................................     6,423,636
                                                                 ------------
 Principal
  Amount
----------
REPURCHASE AGREEMENT  (9.7%):

51,383,000  Repurchase Agreement with
            State Street Bank, 1.40%, 1/3/05 (Proceeds at
            maturity of $51,388,995, collateralized by
            $52,316,181 Federal Home Loan Bank 6.50%
            due 11/13/09; $100,969  Fannie Mae 000% due
            2/1/11)(c) ........................................    51,383,000

            TOTAL REPURCHASE AGREEMENT ........................    51,383,000

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (16.7%):

88,510,603  State Street Navigator Securities Lending
            Prime Portfolio, 2.19%, 1/3/05  ...................    88,510,603
                                                                 ------------
            TOTAL INVESTMENTS HELD AS COLLATERAL
            FOR LOANED SECURITIES .............................    88,510,603
                                                                 ------------
TOTAL (COST $642.509.155)(a) ..................................  $651,804,769
                                                                 ============

----------
Percentages indicated are based on net assets of $530,383,565.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $ 1 ,079,234. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation ......................................  $  9,933,785
Unrealized depreciation ......................................    (1,717,405)
                                                                ------------
Net unrealized appreciation ..................................  $  8,216,380
                                                                ============

* Variable rate security.The interest rate shown reflects the rate in effect as of December 31, 2004.

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT INCOME FUND
                         DECEMBER 31, 2004 (UNAUDITED)

      (b)   Security purchased on a when-issued or delayed delivery basis.

      (c) All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.

      (L)   A portion or all of the security is on loan.

      (R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

                        NEW COVENANT BALANCED GROWTH FUND
                         DECEMBER 31, 2004 (UNAUDITED)

                                                  Value
Shares                                           (Note 2)
--------------------------------------------   ------------
INVESTMENT COMPANIES  (98.4%):

 6,609,950   New Covenant Growth Fund.......   $197,637,515
 4,372,736   New Covenant Income Fund.......    111,635,952
                                               ------------
             TOTAL INVESTMENT COMPANIES.....    309,273,467
                                               ------------
 Principal
  Amount
-----------
REPURCHASE AGREEMENT  (l.6%):

  4,901,000 Repurchase Agreement with State
            Street Bank, 1.40%, 1/3/05
            (Proceeds at maturity of
            $4,901,572, collateralized by
            $5,001,688 Federal Home Loan
            Bank 5.00% due 2/15/18).........      4,901,000
                                               ------------
            TOTAL REPURCHASE AGREEMENT......      4,901,000
                                               ------------
TOTAL INVESTMENTS
(COST $300,618,769) (a).....................   $314,174,467
                                               ============

Percentages indicated are based on net assets of $314,082,484.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $ 15,765,991 and by REIT cost adjustment of $937,717 and return of capital of $489,331. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................   $ 5,932,975
Unrealized depreciation......................    (6,716,220)
                                                -----------
Net unrealized depreciation..................   $  (783,245)
                                                ===========

                        NEW COVENANT BALANCED INCOME FUND
                          DECEMBER 31, 2004 (UNAUDITED)

                                                   Value
Shares                                            (Note 2)
----------------------------------------------  ------------
INVESTMENT COMPANIES  (98.5%):

 1,642,248 New Covenant Growth Fund...........  $ 49,103,215
 2,906,756 New Covenant Income Fund...........    74,209,493
                                                 -----------
           TOTAL INVESTMENT COMPANIES.........   123,312,708
                                                 -----------

 Principal
  Amount
-----------
REPURCHASE AGREEMENT  (1.5%):

 1,866,000 Repurchase Agreement with State
           Street Bank, 1.40%, 1/3/05
           (Proceeds at maturity of
           $ 1,866,217, collateralized by
           $ 1,907,309 Federal Home Loan
           Bank 1.625% due 6117/05)...........     1.866.000
                                                ------------
              TOTAL REPURCHASE AGREEMENT......     1,866,000
                                                ------------

TOTAL INVESTMENTS
 (COST $118,085,593) (a)......................  $125,178,708
                                                ============

Percentages indicated are based on net assets of $ 125,139,387.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $3,120,811 and by REIT cost adjustment of 224,079 and return of capital of $333,050. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................    $ 5,539,658
Unrealized depreciation......................     (1,010,225)
                                                 -----------
Net unrealized appreciation..................    $ 4,529,433
                                                 ===========

                See accompanying notes to financial statements.

                       This Page Intentionally Left Blank.

STATEMENTS OF ASSETS AND LIABILITIES

                               NEW COVENANT FUNDS
                         DECEMBER 31, 2004 (UNAUDITED)

                                                                                    BALANCED        BALANCED
                                                 GROWTH FUND       INCOME FUND     GROWTH FUND     INCOME FUND
                                                --------------  ---------------  --------------  --------------
ASSETS:
  Investments, at value (Cost $759,258,836,
    $553,998,552, $4,901,000 and
    $1,866,000, respectively).................  $ 887,364,297   $  563,294,166   $   4,901,000   $   1,866,000
  Investment in affiliates (Cost $0,$0,
    $295,717,769 and $116,219,593,
    respectively).............................             --               --     309,273,467     123,312,708
  Collateral for securities on loan (Cost
    $58,358,094, $88,5 1 0,603, $0 and $0,
    respectively).............................     58,358,094       88,510,603              --              --
                                                -------------   --------------   -------------   -------------
  Total Investments ..........................    945,722,391      651,804,769     314,174,467     125,178,708

  Cash .......................................          2,054              182             914             581
  Foreign currency, at value (Cost $72, 108,
    $0, $0 and $0, respectively) .............         73,466               --              --              --
  Interest and dividends receivable ..........      1,004,505        3,708,384             191              73
  Receivable for investments sold ............        732,985       11,451,988              --              --
  Reclaims receivable ........................         40,502               --              --              --
  Prepaid expenses and other assets ..........         22,948           19,365          13,223           9,997
                                                -------------   --------------   -------------   -------------
  Total Assets: ..............................    947,598,851      666,984,688     314,188,795     125,189,359
                                                -------------   --------------   -------------   -------------

LIABILITIES:
  Payable for investments purchased ..........      1,120,993       47,637,728              --              --
  Payable for return of collateral received
   on securities loaned ......................     58,358,094       88,510,603              --              --
  Accrued expenses and other payables:
    Investment advisory fees .................        546,500          225,315              --              --
    Administration fees ......................         18,042           11,045           6,436           2,582
    Other ....................................        412,804          216,432          99,875          47,390
                                                -------------   --------------   -------------   -------------
  Total Liabilities: .........................     60,456,433      136,601,123         106,311          49,972
                                                -------------   --------------   -------------   -------------
NET ASSETS: ..................................  $ 887,142,418   $  530,383,565   $ 314,082,484   $ 125,139,387
                                                =============   ==============   =============   =============
NET ASSETS CONSIST OF:
  Paid-in Capital ............................    918,294,049      521,892,043     320,147,944     123,014,512
  Undistributed (distributions in excess of)
    net investment income ....................       (175,128)      (1,113,290)        497,304         337,237
  Undistributed net realized gains/(losses)
    on investment and foreign currency
    transactions .............................   (159,088,023)         309,198     (20,118,462)     (5,305,477)
  Unrealized appreciation on investment
    transactions and translation of assets
    and liabilities denominated in foreign
    currencies ...............................    128,111,520        9,295,614      13,555,698       7,093,115
                                                -------------   --------------   -------------   -------------
Total Net Assets .............................  $ 887,142,418   $  530,383,565   $ 314,082,484   $ 125,139,387
                                                =============   ==============   =============   =============
Shares outstanding ...........................     29,671,050       20,776,464       4,020,193       6,627,548
Net asset value, offering and redemption
  price per share ............................  $       29.90   $        25.53   $       78.13   $       18.88

                 See accompanying notes to financial statements.

                                                        STATEMENTS OF OPERATIONS

                               NEW COVENANT FUNDS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

                                                                                                  BALANCED           BALANCED
                                                           GROWTH FUND        INCOME FUND        GROWTH FUND        INCOME FUND
                                                          -------------      -------------      -------------      -------------
INVESTMENT INCOME:
  Interest ..........................................     $     117,158      $  11,798,422      $      30,098      $      12,142
  Dividend ..........................................         8,178,456            245,195                 --                 --
  Dividend income from affiliates ...................                --                 --          3,122,421          1,732,276
  Foreign tax withholding ...........................           (67,895)                --                 --                 --
  Income from securities lending ....................            61,674             19,663                 --                 --
                                                          -------------      -------------      -------------      -------------
  Total Income: .....................................         8,289,393         12,063,280          3,152,519          1,744,418
                                                          -------------      -------------      -------------      -------------
EXPENSES:
  Investment advisory fees ..........................         4,074,992          2,008,407                 --                 --
  Administration fees ...............................            82,316             53,553             30,151             12,359
  Shareholder service fees ..........................         1,029,038            669,469                 --                 --
  Accounting fees ...................................           124,747             77,207             38,357             16,741
  Audit fees ........................................            18,002             12,420              7,231              3,285
  Custodian fees ....................................           156,219             36,441              1,420              1,420
  Insurance fees ....................................            16,167             10,384              5,768              2,426
  Legal fees ........................................            28,458             18,192             10,430              4,254
  Registration and filing fees ......................             9,884             10,097              9,683              8,862
  Printing fees .....................................            20,423             13,200              7,446              3,071
  Chief compliance officer fees .....................            33,369             21,936             12,281              5,063
  Transfer agent fees ...............................            42,992             36,886             87,542             46,740
  Other fees ........................................            17,560             10,794              5,568              2,225
                                                          -------------      -------------      -------------      -------------

  Total expenses before contractual fee reductions ..         5,654,167          2,978,986            215,877            106,446
  Expenses contractually reduced ....................        (1,029,038)          (669,469)                --                 --
  Expenses paid indirectly ..........................           (66,513)                --                 --                 --
                                                          -------------      -------------      -------------      -------------
  Total Expenses ....................................         4,558,616          2,309,517            215,877            106,446
                                                          -------------      -------------      -------------      -------------

  NET INVESTMENT INCOME .............................         3,730,777          9,753,763          2,936,642          1,637,972
                                                          -------------      -------------      -------------      -------------

  REALIZED AND UNREALIZED GAINS
    AND LOSSES FROM INVESTMENTS
    AND FOREIGN CURRENCY:
  Realized gains/(losses) on investment and foreign
    currency transactions............................         6,120,934          3,437,473         (2,798,405)        (1,215,383)

  Unrealized appreciation on investments and
    translation of assets and liabilities
    denominated in foreign currency..................        48,047,380          6,390,008         16,646,605          5,451,408
                                                          -------------      -------------      -------------      -------------

  Net realized/unrealized gains on investments and
    foreign currency.................................        54,168,314          9,827,481         13,848,200          4,236,025
                                                          -------------      -------------      -------------      -------------

  Change in net assets resulting from operations ....     $  57,899,091      $  19,581,244      $  16,784,842      $   5,873,997
                                                          =============      =============      =============      =============

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                               NEW COVENANT FUNDS

                                                                         GROWTH FUND                         INCOME FUND
                                                               -------------------------------     -------------------------------
                                                                  FOR THE                             FOR THE
                                                                 SIX MONTHS                          SIX MONTHS
                                                               ENDED DECEMBER       FOR THE        ENDED DECEMBER       FOR THE
                                                                  31, 2004         YEAR ENDED         31, 2004         YEAR ENDED
                                                                (UNAUDITED)      JUNE 30, 2004      (UNAUDITED)      JUNE 30, 2004
                                                               --------------    -------------     --------------    -------------
OPERATIONS:

  Net investment income ...................................    $   3,730,777     $   2,505,244     $   9,753,763     $  19,421,219

  Realized gains/(losses) on investment and foreign
    currency transactions..................................        6,120,934        49,605,122         3,437,473        (1,027,902)

  Unrealized appreciation/(depreciation) on investments and
    translation of assets and liabilities denominated in
    foreign currency.......................................       48,047,380        87,618,337         6,390,008       (18,444,921)
                                                               -------------     -------------     -------------     -------------

  Change in net assets resulting from operations ..........      57,899,09 1      1 39,728,703        19,581,244          (51 ,604)
                                                               -------------     -------------     -------------     -------------
DIVIDENDS TO SHAREHOLDERS:

  From net investment income ..............................       (3,735,416)       (2,835,338)      (10,867,053)      (18,264,083)

  From net realized gain on investment ....................               --                --        (1,303,165)       (8,717,403)

  Tax Return of Capital ...................................               --                --                --        (2,311,618)
                                                               -------------     -------------     -------------     -------------

  Change in net assets from shareholder distributions .....       (3,735,416)       (2,835,338)      (12,170,218)      (29,293,104)
                                                               -------------     -------------     -------------     -------------

CAPITAL TRANSACTIONS:

  Change in net assets from fund share transactions .......       (1,596,674)      (11,202,779)       (1,052,342)       27,635,785
                                                               -------------     -------------     -------------     -------------

  Change in net assets ....................................       52,567,001       125,690,586         6,358,684        (1,708,923)
                                                               -------------     -------------     -------------     -------------

NET ASSETS:

  Beginning of period .....................................      834,575,417       708,884,831       524,024,881       525,733,804
                                                               -------------     -------------     -------------     -------------

  End of period ...........................................    $ 887,142,418     $ 834,575,417     $ 530,383,565     $ 524,024,881
                                                               =============     =============     =============     =============

  Undistributed net investment income .....................    $    (175,128)    $    (170,489)    $  (1,113,290)    $          --
                                                               -------------     -------------     -------------     -------------

                See accompanying notes to financial statements.

                                             STATEMENTS OF CHANGES IN NET ASSETS

                               NEW COVENANT FUNDS

                                                               BALANCED GROWTH FUND                BALANCED INCOME FUND
                                                         -------------------------------     -------------------------------
                                                            FOR THE                             FOR THE
                                                           SIX MONTHS                          SIX MONTHS
                                                         ENDED DECEMBER       FOR THE        ENDED DECEMBER       FOR THE
                                                            31, 2004        YEAR  ENDED         31, 2004        YEAR ENDED
                                                          (UNAUDITED)      JUNE 30, 2004      (UNAUDITED)      JUNE 30, 2004
                                                         --------------    -------------     --------------    -------------
OPERATIONS:

  Net investment income ...............................  $   2,936,642     $   5,313,634     $   1,637,972     $   3,614,507

  Realized losses on investment .......................     (2,798,405)       (5,013,806)       (1,215,383)       (1,197,841)

  Unrealized appreciation on investments ..............     16,646,605        31,737,323         5,451,408         6,133,930
                                                         -------------     -------------     -------------     -------------

  Change in net assets resulting from operations ......     16,784,842        32,037,151         5,873,997         8,550,596
                                                         -------------     -------------     -------------     -------------

DIVIDENDS TO SHAREHOLDERS:

  From net investment income ..........................     (2,936,832)       (4,860,882)       (1,638,083)       (3,278,062)

  Tax Return of Capital ...............................             --          (299,330)               --          (233,142)
                                                         -------------     -------------     -------------     -------------

  Change in net assets from shareholder distributions..     (2,936,832)       (5,160,212)       (1,638,083)       (3,511,204)
                                                         -------------     -------------     -------------     -------------

CAPITAL TRANSACTIONS:

  Change in net assets from fund share transactions....     (2,211,754)        3,102,552        (4,011,887)       (2,700,088)
                                                         -------------     -------------     -------------     -------------

  Change in net assets ................................     11,636,256        29,979,491           224,027         2,339,304
                                                         -------------     -------------     -------------     -------------

NET ASSETS:

  Beginning of period .................................    302,446,228       272,466,737       124,915,360       122,576,056
                                                         -------------     -------------     -------------     -------------

  End of period .......................................  $ 314,082,484     $ 302,446,228     $ 125,139,387     $ 124,915,360
                                                         =============     =============     =============     =============

  Undistributed net investment income .................  $     497,304     $    (497,494)    $     337,237     $    (337,348)
                                                         -------------     -------------     -------------     -------------

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                             GROWTH FUND
                                       -----------------------------------------------------------------------------------------
                                         FOR THE
                                        SIX MONTHS
                                          ENDED                                                                       FOR THE
                                         DECEMBER         FOR THE        FOR THE         FOR THE        FOR THE      YEAR ENDED
                                         31, 2004        YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED       JUNE 30,
                                       (UNAUDITED)     JUNE 30, 2004  JUNE 30, 2003   JUNE 30, 2002  JUNE 30, 2001     2000 (a)
                                       -----------     -------------  -------------   -------------  -------------   -----------
Net Asset Value, Beginning
  of Period ........................   $     28.07      $     23.51    $     24.13     $     29.26    $     42.07    $     40.81(b)

INVESTMENT ACTIVITIES:
   Net investment income ...........          0.13             0.07           0.10            0.04           0.10           0.15
   Net realized and unrealized
     gain/(loss) from investments...          1.83             4.58          (0.63)          (5.11)         (4.86)          2.49
                                       -----------      -----------    -----------     -----------    -----------    -----------
   Total from Investment
     Activities ....................          1.96             4.65          (0.53)          (5.07)         (4.76)          2.64
                                       -----------      -----------    -----------     -----------    -----------    -----------

DIVIDENDS:
   Net investment income ...........         (0.13)           (0.09)         (0.09)          (0.01)             -          (0.30)
   Net realized gains ..............            --               --             --              --          (7.80)         (1.08)
   Return of capital ...............            --               --             --           (0.05)         (0.25)            --
                                       -----------      -----------    -----------     -----------    -----------    -----------
   Total Dividends .................         (0.13)           (0.09)         (0.09)          (0.06)         (8.05)         (1.38)
                                       -----------      -----------    -----------     -----------    -----------    -----------

   Change in net asset value
     per share .....................          1.83             4.56          (0.62)          (5.13)        (12.81)          1.26
                                       -----------      -----------    -----------     -----------    -----------    -----------

   NET ASSET VALUE, END OF PERIOD ..   $     29.90      $     28.07         $23.51     $     24.13    $     29.26    $     42.07
                                       ===========      ===========    ===========     ===========    ===========    ===========

   Total Return ....................          6.99%(c)        19.81%         (2.17%)        (17.34%)       (12.33%)         6.38%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period
    (000) ..........................   $   887,142      $   834,575    $   708,885     $   695,622    $   816,901    $   905,086
   Ratio of expenses to average net
     assets ........................          1.11%(d)         1.13%          1.13%           1.11%          1.07%          1.07%
   Ratio of net investment income
    to average net assets ..........          0.90%(d)         0.32%          0.47%           0.15%          0.20%          0.37%
   Ratio of expenses to average
    net assets* ....................          l.37%(d)         1.39%          1.13%           1.11%          1.07%          1.07%
   Portfolio turnover ..............            38%              94%            63%             79%           142%           152%

----------
*   Ratios excluding waivers and expenses paid indirectly.

(a) The Fund commenced investment operations on July 1, 1999.

(b) Represents net asset value of predecessor Common Trust Fund.

(c) Not Annualized.

(d) Annualized.

                See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                                  INCOME FUND
                                            -------------------------------------------------------------------------------------
                                             FOR THE
                                            SIX MONTHS
                                              ENDED                                                                    FOR THE
                                             DECEMBER           FOR THE       FOR THE       FOR THE       FOR THE     YEAR ENDED
                                             31, 2004         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED      JUNE 30,
                                            (UNAUDITED)      JUNE 30, 2004 JUNE 30, 2003 JUNE 30, 2002 JUNE 30, 2001    2000 (a)
                                            -----------      ------------- ------------- ------------- ------------   -----------
Net Asset Value, Beginning of Period ....   $     25.17       $     26.62   $     25.54   $     24.83   $     23.89   $     24.52(b)

INVESTMENT ACTIVITIES:
  Net investment income .................          0.48              0.96          1.00          1.21          1.50          1.47
  Net realized and unrealized gain/(loss)
     from investments ...................          0.47             (0.96)         1.42          0.73          0.92         (0.63)
                                            -----------       -----------   -----------   -----------   -----------   -----------
  Total from Investment Activities ......          0.95                --          2.42          1.94          2.42          0.84
                                            -----------       -----------   -----------   -----------   -----------   -----------

DIVIDENDS:
   Net investment income ................         (0.53)            (0.90)        (1.06)        (1.23)        (1.48)        (1.47)
   Net realized gains ...................         (0.06)            (0.44)        (0.28)           --            --            --
   Return of capital ....................            --             (0.11)           --            --            --            --
                                            -----------       -----------   -----------   -----------   -----------   -----------
   Total Dividends ......................         (0.59)            (1.45)        (1.34)        (1.23)        (1.48)        (1.47)
                                            -----------       -----------   -----------   -----------   -----------   -----------

   Change in net asset value per share ..          0.36             (1.45)         1.08          0.71          0.94         (0.63)
                                            -----------       -----------   -----------   -----------   -----------   -----------

   NET ASSET VALUE, END OF PERIOD .......   $     25.53       $     25.17   $     26.62   $     25.54   $     24.83   $     23.89
                                            ===========       ===========   ===========   ===========   ===========   ===========

   Total Return .........................          3.77%(c)          0.00%         9.63%         7.97%        10.31%         3.55%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ....   $   530,384       $   524,025   $   525,734   $   545,356   $   559,286   $   571,669
   Ratio of expenses to average net
     assets ...............................        0.86%(d)          0.86%         0.85%         0.84%         0.82%         0.83%
   Ratio of net investment income to
     average net assets .................          3.63%(d)          3.70%         3.79%         4.72%         5.99%         6.12%
   Ratio of expenses to average net
     assets* ............................          1.11%(d)          1.11%         0.85%         0.84%         0.82%         0.83%
   Portfolio turnover ...................          1 12%              242%          226%          290%          191%          182%

----------
*   Ratios excluding waivers.

(a) The Fund commenced investment operations on July 1, 1999.

(b) Represents net asset value of predecessor Common Trust Fund.

(c) Not Annualized.

(d) Annualized.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                             BALANCED GROWTH FUND
                                             ------------------------------------------------------------------------------------
                                               FOR THE
                                             SIX MONTHS
                                                ENDED                                                                  FOR THE
                                              DECEMBER         FOR THE       FOR THE       FOR THE       FOR THE      YEAR ENDED
                                              31, 2004       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED      JUNE 30,
                                             (UNAUDITED)    JUNE 30, 2004 JUNE 30, 2003 JUNE 30, 2002 JUNE 30, 2001    2000 (a)
                                             -----------    ------------- ------------- ------------- -------------  ------------
Net Asset Value, Beginning of Period .....   $     74.65     $     67.88   $     67.25   $     81.92   $     91.84   $      90.96(b)

INVESTMENT ACTIVITIES:
  Net investment income .................           0.73            1.34          1.27          1.52          2.33           3.18
  Net realized and unrealized gain/(loss)
     from investments.....................          3.48            6.73          0.71         (7.44)        (5.07)          1.48
                                             -----------     -----------   -----------   -----------   -----------   ------------
  Total from Investment Activities ......           4.21            8.07          1.98         (5.92)        (2.74)          4.66
                                             -----------     -----------   -----------   -----------   -----------   ------------

DIVIDENDS:
  Net investment income .................          (0.73)          (1.23)        (1.27)        (1.34)        (5.68)         (3.19)
  Net realized gains ....................             --              --         (0.08)        (7.00)        (1.50)         (0.59)
  Return of capital .....................             --           (0.07)           --         (0.41)           --             --
                                             -----------     -----------   -----------   -----------   -----------   ------------
  Total Dividends .......................          (0.73)          (1.30)        (1.35)        (8.75)        (7.18)         (3.78)
                                             -----------     -----------   -----------   -----------   -----------   ------------

  Change in net asset value per share ...           3.48            6.77          0.63        (14.67)        (9.92)          0.88
                                             -----------     -----------   -----------   -----------   -----------   ------------

  NET ASSET VALUE, END OF PERIOD ........    $     78.13     $     74.65   $     67.88   $     67.25   $     81.92   $      91.84
                                             ===========     ===========   ===========   ===========   ===========   ============

  Total Return ..........................           5.67%(c)       11.95%         3.10%        (7.79%)       (3.01%)         5.13%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) .....    $   314,082     $   302,446   $   272,467   $   286,314   $   314,873   $    343,231
  Ratio of expenses to average net
     assets .............................           0.14%(d)        0.15%         0.14%         0.11%         0.09%          0.10%
  Ratio of net investment income to
     average net assets .................           l.94%(d)        1.52%         1.96%         2.02%         2.61%          3.50%
  Portfolio turnover ....................              2%             12%           15%           18%           18%             8%

----------
(a) The Fund commenced investment operations on July 1, 1999.

(b) Represents net asset value of predecessor Common Trust Fund.

(c) Not Annualized.

(d) Annualized.

                See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                                 BALANCED INCOME FUND
                                             ------------------------------------------------------------------------------------
                                               FOR THE
                                              SIX MONTHS
                                                ENDED                                                                    FOR THE
                                               DECEMBER        FOR THE        FOR THE       FOR THE        FOR THE      YEAR ENDED
                                               31, 2004      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     JUNE 30,
                                             (UNAUDITED)    JUNE 30, 2004  JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001   2000 (a)
                                             -----------    -------------  -------------  -------------  -------------  ----------
Net Asset Value, Beginning of Period .....     $  18.24       $   17.52      $    17.10     $   18.88      $  20.01       $ 20.l6(b)

INVESTMENT ACTIVITIES:
   Net investment income .................         0.25            0.53            0.52          0.57          0.78          0.89
   Net realized and unrealized gain/(loss)
      from investments ...................         0.64            0.70            0.47         (0.84)        (0.38)        (0.02)
                                               --------       ---------      ----------     ---------      --------       -------
   Total from Investment Activities ......         0.89            1.23            0.99         (0.27)         0.40          0.87
                                               --------       ---------      ----------     ---------      --------       -------

DIVIDENDS:
   Net investment income .................        (0.25)          (0.48)          (0.52)        (0.54)        (1.22)        (0.89)
   Net realized gains ....................           --              --           (0.05)        (0.94)        (0.31)        (0.13)
   Return of capital .....................           --           (0.03)             --         (0.03)           --            --
                                               --------       ---------      ----------     ---------      --------       -------
   Total Dividends .......................        (0.25)          (0.51)          (0.57)        (1.51)        (1.53)        (1.02)
                                               --------       ---------      ----------     ---------      --------       -------

   Change in net asset value per share ...         0.64            0.72            0.42         (1.78)        (1.13)        (0.15)
                                               --------       ---------      ----------     ---------      --------       -------

   NET ASSET VALUE, END OF PERIOD ........     $  18.88       $   18.24      $    17.52     $   17.10      $  18.88       $ 20.01
                                               ========       =========      ==========     =========      ========       =======

   Total Return ..........................         4.89%(c)        7.07%           6.00%        (1.55%)        2.08%         4.40%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .....     $125,139       $ 124,915       $ 122,576     $ 114,013      $116,519     $ 124,809
   Ratio of expenses to average net
     assets ..............................         0.17%(d)        0.18%           0.16%         0.14%         0.12%         0.14%
   Ratio of net investment income to
     average net assets ..................         2.64%(d)        2.34%           3.08%         3.13%         3.88%         4.46%
   Portfolio turnover ....................            2%             12%             18%           11%           20%           12%

----------
(a) The Fund commenced investment operations on July 1, 1999.

(b) Represents net asset value of predecessor Common Trust Fund.

(c) Not Annualized.

(d) Annualized.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                         DECEMBER 31, 2004 (UNAUDITED)

1. ORGANIZATION

New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth"), and New Covenant Balanced Income Fund ("Balanced Income"), (individually, a "Fund," and collectively, the "Funds"). The Funds commenced operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment advisor is the NCF Investment Department of New Covenant Trust Company, N.A., a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation (the "Advisor").

The objectives of the Funds are as follows:

Growth Fund             Long-term capital appreciation. Dividend income, if any,
                        will be incidental.

Income Fund             High level of current income with preservation of
                        capital.

Balanced Growth Fund    Capital appreciation with less risk than would be
                        present in a portfolio of only common stocks.

Balanced Income Fund    Current income and long-term growth of capital.

Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principals generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with GAAP.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00PM EST.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

OPTIONS: The Income Fund may purchase or write options which are traded over the counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a

                                                   NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2004 (UNAUDITED)

liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. There were no options outstanding at December 31, 2004.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds enter into forward currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. There were no contracts outstanding at December 31, 2004.

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in interest income in the respective statements of operations.

The cash collateral received by the Growth Fund and the Income Fund is pooled and at December 31, 2004 was invested in a bank note (with interest rate of 2.23% and maturity date of February 7, 2005), certificates of deposit (with interest rates ranging from 1.80% to 2.45% and maturity dates ranging from January 10, 2005 to February 17, 2005), commercial paper (with interest rates ranging from 1.74% to 2.44% and maturity dates ranging from January 6, 2005 to April 12, 2005), euro certificates of deposit (with interest rates ranging from 1.28% to 2.44% and maturity dates ranging from January 18, 2005 to March
30, 2005), U.S. Government Agencies (with interest rates ranging from 1.72% to 1.98% and maturity dates ranging from January 1, 2005 to February 15, 2005), medium term notes (with interest rates ranging from 1.38% to 1.88% and maturity dates ranging from January 15, 2005 to March 29, 2005), repurchase agreements (with interest rates ranging from 2.15% to 2.47% and maturity dates ranging from January 3, 2005 to March 30, 2005), and variable rate notes (with interest rates ranging from 2.19% to 2.69% and maturity dates ranging from January 4, 2005 to January 16, 2006). Information on the investment of cash collateral is shown in the Portfolio of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral, a portion of which is retained by the Advisor. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Board of Directors and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

 NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                         DECEMBER 31, 2004 (UNAUDITED)

The value of the loaned securities and related collateral at December 31, 2004, was as follows:

                     VALUE OF            VALUE OF            VALUE OF
   FUND         SECURITIES LOANED    CASH COLLATERAL   NON-CASH COLLATERAL
   ----         -----------------    ---------------   -------------------
Growth Fund        $ 56,345,620        $ 58,358,094        $    286,900
Income Fund          87,394,468          88,510,603             646,523

Cash collateral received for securities on loan was invested in the following:

                                                                  GROWTH FUND         INCOME FUND
                                                                  ------------        ------------
State Street Navigator Securities Lending Prime Portfolio,
2.19% due 1/3/05                                                  $ 58,358,094        $ 88,510,603

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS:
The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. The Funds will establish or will instruct their custodian to establish a segregated account in which it will maintain cash and U.S. Government securities or other liquid portfolio securities at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund's average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain or will instruct their custodian to maintain in a segregated account cash, U.S. Government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds' purchase commitments. In the case of a forward-commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.

As of December 31, 2004 the Funds had outstanding when-issued or delayed delivery purchase commitments with corresponding assets segregated, as follows:

                        FUND                                 AMOUNT
                        ----                             -------------
Income Fund..........................................    $  51,383,000

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

                                                   NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                         DECEMBER 31, 2004 (UNAUDITED)

FEDERAL INCOME TAXES: It is the Funds' intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.

EXPENSES PAID INDIRECTLY: The Growth Fund directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Growth Fund had expenses reduced by $66,513, or 0.02% as a percentage of the average daily net assets of the Fund on an annualized basis for the six months ended December 31, 2004.

                       FUND                                AMOUNT    RATIO
                       ----                              ---------   -----
Growth Fund..........................................    $  66,513   0.02%

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the NCF Investment Department of New Covenant Trust Company, N.A. (the "Advisor"). Under the Agreement, the Advisor is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Advisor a monthly fee at the annual rate of 0.99% of the Growth Funds' average daily net assets and the Income Fund pays the Advisor a monthly fee at the annual rate of 0.75% of the value of the Income Fund's average daily net assets. The Advisor does not receive advisory fees for the Balanced Growth and the Balanced Income Funds. The Advisor has entered into Sub-Advisory Agreements with five Sub-Advisors to assist in the selection and management of the Growth Fund's and Income Fund's investment securities. It is the responsibility of the Sub-Advisors, under the direction of the Advisor, to make day-to-day investment decisions for these Funds. The Advisor pays each Sub-Advisor a quarterly fee for their services. The Advisor pays the Sub-Advisor's fee directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which the Sub-Advisor is responsible for making investment decisions.

The following are the Sub-Advisors for the Growth Fund: Capital Guardian Trust Company, Seneca Capital Management, Sound Shore Management Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group is the Sub-Advisor for the Income Fund.

The Funds employ a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Board of Trustees.

The Funds are each a party to a Shareholder Services Agreement pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of the Shareholder Services Agreement, each Fund is authorized to pay an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. In connection with the implementation and operation of the Shareholder Services Agreement, the Advisor has agreed to waive the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any affiliated Authorized Service Provider under the Shareholder Services Agreement.

The Trust has entered into servicing agreements with BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"). Under the Servicing Agreements, BISYS Ohio provides transfer agency, administrative and fund accounting services to the Funds. Under the fund accounting agreement BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Trust's average daily net assets for the first $500,000,000, 0.0225% for $500,000,001 to $5,000,000,000, and 0.01% over $5,000,000,000. Under the administration agreement BISYS is entitled to a fee computed at an annual rate of 0.02% of the Trusts average daily net assets subject to a minimum fee per annum of $45,000 per fund.

The Trust has a Distribution Agreement with New Covenant Funds Distributor, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BISYS, to serve as the principal distributor of the Funds' shares. The Funds do not pay the Distributor in its capacity as principal distributor.

The Trust has a Custodian Agreement with State Street Bank.

NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                         DECEMBER 31, 2004 (UNAUDITED)

No officer, director or employee of New Covenant Funds, BISYS, or any affiliate thereof, receives any compensation from the Company for serving as Director or officer of the Company. The Company also reimburses expenses incurred by the unaffiliated Trustees in attending Board and Committee meetings.

4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term U.S. government and other short-term investments, for the six months ended December 31, 2004, were as follows:

                       FUND                              PURCHASES         SALES
                       ----                            -------------   -------------
Growth Fund .......................................    $ 309,857,956   $ 316,405,381
Income Fund .......................................      574,011,582     563,811,743
Balanced Growth Fund ..............................        6,566,386       9,332,442
Balanced Income Fund ..............................        2,844,913       7,044,388

5. SHARES OF BENEFICIAL INTEREST

The Trust authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                FOR THE SIX MONTHS ENDED                   YEAR ENDED
                                   DECEMBER 31, 2004                     JUNE 30, 2004
                            -------------------------------      -------------------------------
                               SHARES             AMOUNT            SHARES             AMOUNT
                            ------------      -------------      ------------      -------------
GROWTH FUND:
 Issued                          786,990      $  21,903,835         2,170,262      $  57,829,249
 Reinvested                        8,176            235,002             3,060            180,445
 Redeemed                       (860,808)       (23,735,511)       (2,593,638)       (69,212,473)
                            ------------      -------------      ------------      -------------
Net decrease                     (65,642)     $  (1,596,674)         (420,316)     $ (l1,202,779)
                            ============      =============      ============      =============

                                FOR THE SIX MONTHS ENDED                   YEAR ENDED
                                   DECEMBER 31, 2004                      JUNE 30, 2004
                            -------------------------------      -------------------------------
                               SHARES             AMOUNT            SHARES             AMOUNT
                            ------------      -------------      ------------      -------------
INCOME FUND:
 Issued                          743,410      $  19,038,284         2,606,939      $  67,488,886
 Reinvested                       63,068          1,622,706           276,892          7,160,195
 Redeemed                       (846,997)       (21,713,332)       (1,814,304)       (47,013,296)
                            ------------      -------------      ------------      -------------
Net increase (decrease)          (40,519)     $  (1,052,342)        1,069,527      $  27,635,785
                            ============      =============      ============      =============

                                FOR THE SIX MONTHS ENDED                   YEAR ENDED
                                    DECEMBER 31, 2004                     JUNE 30, 2004
                            -------------------------------      -------------------------------
                               SHARES             AMOUNT            SHARES             AMOUNT
                            ------------      -------------      ------------      -------------
BALANCED GROWTH FUND:
 Issued                          143,894      $  10,792,234           471,865      $  34,471,118
 Reinvested                       28,492          2,163,003            51,451          3,764,861
 Redeemed                       (203,684)       (15,166,991)         (485,890)       (35,133,427)
                            ------------      -------------      ------------      -------------
Net increase (decrease)          (31,298)     $  (2,211,754)           37,426      $   3,102,552
                            ============      =============      ============      =============

                                FOR THE SIX MONTHS ENDED                   YEAR ENDED
                                    DECEMBER 31, 2004                     JUNE 30, 2004
                            -------------------------------      -------------------------------
                               SHARES             AMOUNT            SHARES             AMOUNT
                            ------------      -------------      ------------      -------------
BALANCED INCOME FUND:
 Issued                          197,966      $   3,659,589           627,611      $  11,370,210
 Reinvested                       53,005            983,397           113,907          2,066,329
 Redeemed                       (471,117)        (8,654,873)         (891,041)       (16,136,627)
                            ------------      -------------      ------------      -------------
Net decrease                    (220,146)     $  (4,011,887)         (149,523)     $  (2,700,088)
                            ============      =============      ============      =============

                                                   NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2004 (UNAUDITED)

6. RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities"; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are rated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principle and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne to investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

7. PROXY VOTING POLICY

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-858-6127 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

8. QUARTERLY HOLDINGS

A portfolio holdings statement for the Funds for the quarter ended March 31, 2005, will be available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov by May 30, 2005.

9. SUBSEQUENT EVENT

The Board of Trustees has approved the appointment of Mazama Capital Management, Inc. and Santa Barbara Asset Management Inc. to replace Seneca Capital Management as a sub-Advisor of the Growth Fund effective January 1, 2005. Capital Guardian Trust Company, Sound Shore Management, Inc. and Wellington Management Company, LLP remain as the other Sub-Advisors for the Fund.

NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                         DECEMBER 31, 2004 (UNAUDITED)

10. ADDITIONAL FUND INFORMATION

GROWTH FUND:

                             PERCENTAGE OF
 SECURITY ALLOCATION         MARKET VALUE
 -------------------         -------------
Financials................       17.9%
Information Technology....       15.5%
Health Care...............       12.2%
Consumer Discretionary....       11.7%
Foreign Stocks............       11.4%
Industrials...............        9.4%
Energy....................        5.9%
Consumer Staples..........        5.8%
Telecommunications........        3.1%
Materials.................        2.8%
Utilities.................        2.2%
Cash Equivalents..........        2.1%
                                -----
Total.....................      100.0%

BALANCED GROWTH FUND:

                             PERCENTAGE OF
 SECURITY ALLOCATION         MARKET VALUE
 -------------------         -------------
Investment Companies......       98.4%
Cash Equivalents..........        1.6%
                                -----
Total.....................      100.0%

INCOME FUND:

                             PERCENTAGE OF
 SECURITY ALLOCATION         MARKET VALUE
 -------------------         -------------
Government Agency/MBS.....       39.4%
Asset Backed..............       19.5%
Corporates................       18.8%
Treasuries................       12.1%
Cash......................        9.1%
Closed End................        1.1%
                                -----
Total.....................      100.0%

 BALANCED INCOME FUND:

                             PERCENTAGE OF
 SECURITY ALLOCATION         MARKET VALUE
 -------------------         -------------
Investment Companies......       98.5%
Cash Equivalents..........        1.5%
                                -----
Total.....................      100.0%

As a shareholder of the New Covenant Funds, you incur ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the New Covenant Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1,2004 through December 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                             BEGINNING          ENDING         EXPENSE PAID      EXPENSE RATIO
                           ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD*    DURING PERIOD**
                              7/1/04           12/31/04     7/1/04 - 12/31/04  7/1/04 - 12/31/04
                           -------------     -------------  -----------------  -----------------
Growth Fund.............    $ 1,000.00        $ 1,069.90          $ 5.79            1.11%
Income Fund.............      1,000.00          1,037.70            4.42            0.86%
Balanced Growth Fund....      1,000.00          1,056.70            0.73            0.14%
Balanced Income Fund....      1,000.00          1,048.90            0.88            0.17%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each of the New Covenant Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING          ENDING         EXPENSE PAID      EXPENSE RATIO
                           ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD*    DURING PERIOD**
                              7/1/04           12/31/04     7/1/04 - 12/31/04  7/1/04 - 12/31/04
                           -------------     -------------  -----------------  -----------------
Growth Fund.............    $ 1,000.00        $ 1,019.61          $ 5.65            1.11%
Income Fund.............      1,000.00          1,020.87            4.38            0.86%
Balanced Growth Fund....      1,000.00          1,024.50            0.71            0.14%
Balanced Income Fund....      1,000.00          1,024.35            0.87            0.17%

--------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

                                                           TRUSTEES AND OFFICERS

                               NEW COVENANT FUNDS
                         DECEMBER 31, 2004 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE NEW COVENANT FUNDS

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN        OTHER
                          POSITION(S)                          TERM OF OFFICE AND PRINCIPAL     FUND COMPLEX     TRUSTEESHIPS/
                          HELD WITH      LENGTH OF TIME         OCCUPATION(S) DURING PAST 5     OVERSEEN BY   DIRECTORSHIPS HELD
    NAME AND AGE            TRUST            SERVED                        YEARS                  TRUSTEE         BY TRUSTEE
----------------------    -----------    ---------------      -------------------------------  -------------  ------------------
INDEPENDENT TRUSTEES

Gail C. Duree             Trustee        Since inception      Investment Consultant,                 4               None
Age: 58                                                       Montview Boulevard Presbyterian
                                                              Church (1994 to
                                                              present); Women's
                                                              Foundation of Colorado
                                                              (1995 to present); Logan
                                                              School (1996 to present)

Rev. Donald B.            Trustee        Since inception      Pastor, Sixth-Grace                    4               None
Register                                                      Presbyterian Church, Chicago,
Age: 67                                                       IL (1988 to present)

John D. Stuart            Trustee        February 2002        Independent                            4               None
Age: 73                                                       Financial Consultant

INTERESTED TRUSTEES

F. Kenneth Bateman        President &    Since inception      Attorney, Gerber & Bateman,            4               None
Age:64                    Trustee                             P.A. (1999 to present);
                                                              Attorney, Potter, Mills &
                                                              Bateman, P.A. (1997 to
                                                              1999); Trustee, Presbyterian
                                                              Church (U.S.A.) Foundation
                                                              (1995 to 2001)

Cynthia S. Gooch          Trustee        Since inception      Retired; Trustee,                       4               None
Age: 72                                                       Presbyterian Church (U.S.A.)
                                                              Foundation (1997 to 2003)

EXECUTIVE OFFICERS

Dennis J. Murphy          Vice           November             Executive Vice President and          N/A               N/A
Age: 62                   President      2001                 Chief Investment Officer,
                                                              Presbyterian Church (U.S.A.)
                                                              Foundation and New Covenant
                                                              Trust Company (2002-present);
                                                              Senior Vice President and Chief
                                                              Financial Officer,
                                                              Presbyterian Church (U.S.A.)
                                                              Foundation and New Covenant
                                                              Trust Company (1982 to 2000).

Anita J. Clemons          Vice           August 2003          Vice President and                    N/A               N/A
200 E. Twelfth St.        President                           Investment Officer, New
Suite C Jeffersonville,                                       Covenant Trust Company (2000
IN 47130                                                      - present).
Age: 50

Harry Harper              Chief          August 2004          Chief Compliance Officer, New         N/A               N/A
200 E. Twelfth St.        Compliance                          Covenant Trust Company
Suite C Jeffersonville,   Officer                             (2002-present); Chief
IN 47130                                                      Compliance Officer Allegheny
Age: 60                                                       Financial Group (2000- 2002);
                                                              Chief Compliance Officer
                                                              Keystone Financial
                                                              (1997-2000).

Bryan Haft                Treasurer      November             Vice President of Financial           N/A               N/A
3435 Stelzer Rd.                         2004                 Services, BISYS Fund
Suite 1000                                                    Services (1992 - present)
Columbus, OH 43219
Age: 39

Charles J. Daly           Secretary      February 2004        Counsel, BISYS Fund Services          N/A               N/A
3435 Stelzer Rd.                                              (November 2003-present);
Suite 1000                                                    Associate, Goodwin Proctor LLP
Columbus, OH 43219                                            (2001 -2003)
Age: 33

AlainaV. Metz             Assistant      February 2004        Vice President, Blue Sky              N/A               N/A
3435 Stelzer Rd.,         Secretary                           Compliance, BISYS Fund Services
Suite 1000                                                    (1995 - present)
Columbus, OH 43219
Age: 36

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32
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[NEW COVENANT FUNDS LOGO]   SEMI-ANNUAL REPORT
                            DECEMBER 31, 2004

NEW COVENANT FUNDS
200 East Twelfth Street, Suite C
Jeffersonville, IN 47130

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      New Covenant Funds
            --------------------------------

By (Signature and Title)*           /s/ Bryan Haft
                         --------------------------------------
                           Bryan Haft, Treasurer

Date    March 7, 2005
      ----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan Haft
                         --------------------------------
                           Bryan Haft, Treasurer

Date   March 7, 2005
      ----------------------------

By (Signature and Title)*  /s/ Robert E. Leech
                         -------------------------------------
                           Robert E. Leech, President
Date    March 7, 2005
      ----------------------------


* Print the name and title of each signing officer under his or her signature.